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[Graphic; Merrill Lynch Logo]

Semi-Annual Report

MERRILL LYNCH FUNDS
FOR INSTITUTIONS SERIES

Merrill Lynch Premier
 Institutional Fund

Merrill Lynch
 Institutional Fund

Merrill Lynch Rated
 Institutional Fund

Merrill Lynch
 Government Fund

Merrill Lynch
 Treasury Fund

Merrill Lynch Institutional
 Tax-Exempt Fund

October 31, 1999

--------------------------------------------------------------------------------
Dear Shareholder:

     We are pleased to provide you with this Semi-Annual Report for the Merrill Lynch Funds For Institutions Series.

Merrill Lynch Premier Institutional Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 4.99%. The Fund's seven-day net annualized yield as of October 31, 1999, was 5.33%. The average portfolio maturity for the Merrill Lynch Premier Institutional Fund at October 31, 1999, was 64 days, compared to 87 days at April 30, 1999.

     During the period ended October 31, 1999, Merrill Lynch Premier Institutional Fund maintained an average life ranging from a low of 63 days to a high of 85 days. The US economy continues to perform impressively, even in the wake of two tightenings by the Federal Reserve Board. We gradually reduced the Fund's average life throughout the period as it became clear that the Federal Reserve Board would seek to unwind some of the crisis-induced easing it did in late 1998.

     Our strategy for the last six months has been greatly influenced by the market activity resulting from the approach of the year 2000 (Y2K). Pressure on issuers to put maturities into the new year increased the supply of fixed-rate and floating-rate securities in the six-month-one-year area, thus steepening the yield curve. We favored floating-rate securities linked to the one-month and three-month London Interbank Offered Rate (LIBOR). In line with our belief that issuance of commercial paper and repurchase agreements will slow as year-end approaches, we also purchased investments maturing in late December seeking to enhance shareholder liquidity.

     Looking ahead, we believe that the economy will remain strong and that further tightening by the Federal Reserve Board may be necessary early in 2000. We believe the magnitude of the remaining tightening will be predicated on any emergence of inflation.

Merrill Lynch Institutional Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 4.95%. The Fund's seven-day net annualized yield as of October 31, 1999, was 5.27%. The average portfolio maturity for the Merrill Lynch Institutional Fund at October 31, 1999, was 67 days, compared to 85 days at April 30, 1999.

     During the period ended October 31, 1999, Merrill Lynch Institutional Fund maintained an average life ranging from a low of 65 days to a high of 85 days. The US economy continued to grow rapidly while technology-driven productivity gains have helped restrain inflation. We gradually reduced the Fund's average life throughout the six-month period as it became clear that the Federal Reserve Board would seek to unwind some of the crisis-induced easing it did in late 1998.

     Our strategy over the last six months has been greatly influenced by the market activity resulting from the approach of Y2K. Pressure on issuers to put maturities into the new year increased the supply of fixed-rate and floating-rate securities in the six-month-one-year area at wider spreads than would be seen under normal year-end conditions. With the possibility that issuance of commercial paper and repurchase agreements will slow as year-end approaches, we also purchased investments maturing in December.

     Looking ahead, we believe that the economy will remain strong and that further tightening by the Federal Reserve Board may be necessary early in 2000. We believe the magnitude of the remaining tightening will be predicated on any emergence of inflation.

Merrill Lynch Rated Institutional Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 4.95%. The Fund's seven-day net annualized yield as of October 31, 1999, was 5.22%. The average portfolio maturity for the Merrill Lynch Rated Institutional Fund at October 31, 1999, was 39 days, compared to 48 days at April 30, 1999.

     During the period ended October 31, 1999, Merrill Lynch Rated Institutional Fund maintained an average life ranging from a low of 34 days to a high of 52 days. The US economy continued to grow rapidly while technology-driven productivity gains have helped restrain inflation.

     Our strategy for the last six months has been greatly influenced by the market activity resulting from the approach of Y2K. Pressure on issuers to put maturities in the new year increased the supply of fixed-rate and floating-rate sucurities in the six-month-one-year area, thus steepening the yield curve. We favored floating-rate securities linked to one-month and three-month LIBOR.

     Looking ahead, we believe that the economy will remain strong and that further tightening by the Federal Reserve Board may be necessary early in 2000. We believe the magnitude of the remaining tightening will be predicated on any emergence of inflation.

Merrill Lynch Government Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 4.89%. The Fund's seven-day net annualized yield as of October 31, 1999, was 5.16%. The average portfolio maturity for the Merrill Lynch Government Fund at October 31, 1999, was 56 days, compared to 59 days at April 30, 1999.

     During the period ended October 31, 1999, we generally maintained the Fund's average life near 60 days as investors' focus on the approach of Y2K kept the yield curve steep, while widening quality spreads. We utilized floating-rate securities whose yields exceeded financing rates to decrease our dependency on the overnight market. Seeking to enhance the Fund's yield, we increased commitment to agency discount notes, favoring the February-May 2000 maturity sector.

     We believe that further tightening by the Federal Reserve Board may be necessary early in 2000. Despite the Treasury's attempt to liquefy the financial system for year-end, the overall trend in Treasury financing has been declining while agency issues have increased their outstandings, which once again is likely to cause quality spreads to remain wide going forward.

Merrill Lynch Treasury Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 4.50%. The Fund's seven-day net annualized yield as of October 31, 1999, was 4.68%. The average portfolio maturity for the Merrill Lynch Treasury Fund at October 31, 1999, was 55 days, compared to 56 days at April 30, 1999.

     During the period ended October 31, 1999, we maintained the Fund's average life near the 60-day range as favorable technicals and interest rate uncertainty kept the yield curve steep. For most of the six-month period, the Treasury issued minimal amounts of debt, utilizing large amounts of short-dated cash management bills to cover shortfalls. Reinvestment of these maturities during the period caused concern as issuance has been declining and investors have focused on the approach of Y2K.

     In anticipation of year-end growth, we limited our exposure into late December and extended into early January bills and February notes at attractive levels. Recently, the Treasury increased its weekly bill supply and plans to issue at least two cash management bills maturing in mid-January to accommodate market liquidity. This caused us to reduce our Treasury note position, while increasing our bill position for liquidity purposes at minimal spreads.

Merrill Lynch Institutional Tax-Exempt Fund

     For the six months ended October 31, 1999, the Fund's net annualized yield was 3.15%. The Fund's seven-day net annualized yield as of October 31, 1999, was 3.37%. The average portfolio maturity for the Merrill Lynch Institutional Tax-Exempt Fund at October 31, 1999, was 65 days, compared to 34 days at April 30, 1999.

     Merrill Lynch Institutional Tax-Exempt Fund began the six-month period ended October 31, 1999, incorporating a neutral investment strategy. However, as the period progressed we adopted a slightly more defensive investment strategy. The Fund's average life, which began the period in the 35-day range, was allowed to decline to the 25-day range. This decline was in response to a lack of incentive to extend the average life with economic conditions remaining strong, the yield curve being fairly flat and the seasonal tax-related redemptions still affecting the municipal money funds. We concentrated on maintaining a high percentage of variable rate demand notes (VRDN) and tax-exempt commercial paper between 30-60 days, while allowing the Fund's municipal note positions to mature.

     With strong domestic economic conditions and overseas economic conditions improving, yields in the US Treasury market continued to move higher, especially as Federal Reserve Board members hinted at a possible interest rate increase. In May, a reduced amount of municipal issuance allowed yields on longer-dated municipal notes to remain at artificially low levels relative to the comparable Treasury securities. It was not until June, with an approaching Federal Open Market Committee meeting combined with an increased amount of municipal issuance and reduced investor participation, that municipal yields adjusted to more attractive levels relative to Treasury securities. We began to selectively purchase longer-dated municipal notes as yield levels increased from the 3.15%-3.20% range to the 3.55%-3.65% range. We made these purchases for diversification reasons, and in an effort to stabilize the Fund's yield from volatile fluctuations of VRDN yields.

     The Fund was well situated when the Federal Reserve Board increased the Federal Funds rate by 25 basis points (0.25%) to 5.00% on June 29, 1999. However, in a surprise move, the Federal Reserve Board also changed its bias to neutral, which suggested that there might not be the need for any further interest rate increases. This change in bias combined with a large influx of subscriptions into municipal money funds at the beginning of July allowed the municipal market to rally, with yields on longer-dated securities declining to the 3.45% range. On August 24, 1999, the Federal Reserve Board again raised the Federal Funds rate 25 basis points to 5.25%, maintaining a neutral bias. Yields on one-year Treasury bills increased to the 5.25% range, while the comparable one-year municipal note increased to the 3.70% range. We began to increase the Fund's purchases of municipal notes, especially after $3.9 billion in Texas State Tax and Revenue Anticipated Notes were priced in the market. We made these purchases in anticipation of a reduced amount of issuance available in the coming months and for diversification purposes. This reduction in municipal issuance was anticipated as a result of strong economic conditions translating into solid balance sheets for various municipalities, which allowed them to reduce their borrowing needs. These purchases resulted in the Fund's average life increasing to the 70-day range.

     In the coming months, we expect to adopt a more neutral approach to the municipal market. This investment strategy results from an economy that is beginning to show signs of slowing combined with an increasing focus by investors on the approach of Y2K that may allow the Federal Reserve Board some latitude in its decisions con-cerning further interest rate hikes. In addition, we expect to look to increase our purchases of VRDNs in anticipation of potential year-end uncertainties. We will continue to closely monitor credit quality and at the same time seek to maintain an attractive tax-exempt yield for our shareholders.

     We thank you for your continued interest in Merrill Lynch Funds For Institutions Series, and we look forward to serving your investment needs in the months and years ahead.


Sincerely,

/s/ Robert W. Crook                               /s/ P. Michael Walsh
-------------------                               --------------------
Robert W. Crook                                   P. Michael Walsh
President and Trustee                             Vice President and Portfolio Manager
Merrill Lynch Funds For Institutions Series       Merrill Lynch Premier Institutional Fund
                                                  Merrill Lynch Institutional Fund
                                                  Merrill Lynch Rated Institutional Fund


/s/ Kevin Schiatta                                /s/ John Ng
------------------                                -----------

Kevin Schiatta                                    John Ng
Vice President and Portfolio Manager              Vice President and Portfolio Manager
Merrill Lynch Institutional Tax-Exempt Fund       Merrill Lynch Government Fund
                                                  Merrill Lynch Treasury Fund


November 26, 1999                       4

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                       Interest      Maturity         Value
                 Face Amount                                             Rate*         Date         (Note 1a)
===============================================================================================================
U.S.            $ 25,000,000    U.S. Treasury Bills ................... 4.25%        01/06/00    $   24,787,291
Government &      12,500,000    U.S. Treasury Notes ................... 5.88         11/15/99        12,506,634
Agency           216,000,000    U.S. Treasury Notes ................... 5.63         12/31/99       216,135,000
Issues -- 10.3%   12,500,000    U.S. Treasury Notes ................... 7.75         01/31/00        12,582,038
                  24,310,000    U.S. Treasury Notes ................... 5.88         02/15/00        24,363,190
                  23,000,000    U.S. Treasury Notes ................... 5.63         04/30/00        23,028,750
                  15,000,000    U.S. Treasury Notes ................... 5.38         07/31/00        14,985,945
                  30,000,000    U.S. Treasury Notes ................... 4.63         11/30/00        29,681,250
                  10,000,000    U.S. Treasury Notes ................... 4.63         12/31/00         9,881,250
                  80,000,000    U.S. Treasury Notes ................... 4.50         01/31/01        78,850,000
                  40,000,000    U.S. Treasury Notes ................... 5.00         04/30/01        39,575,000
                  25,000,000    Federal Home Loan Banks ............... 4.98         01/19/00        24,959,900
                  25,000,000    Federal Home Loan Banks ............... 4.98         02/16/00        24,945,313
                  25,000,000    Federal Home Loan Banks ............... 4.95         11/20/00        24,723,500
                  25,000,000    Federal Home Loan Mortgage Corp. ...... 5.05         11/17/00        24,750,000
                  25,000,000    Federal Home Loan Mortgage Corp. ...... 5.13         11/24/00        24,762,898
                  25,000,000    Federal Home Loan Mortgage Corp. ...... 5.18         11/24/00        24,774,823
                  12,500,000    Federal Home Loan Mortgage Corp. ...... 5.25         01/19/01        12,375,461
                  25,000,000    Federal Home Loan Mortgage Corp. ...... 5.15         01/26/01        24,718,900
                  25,000,000    Federal National Mortgage Assoc. ...... 5.21         01/26/01        24,741,847
                  41,455,000    Federal National Mortgage Assoc. ...... 5.41         03/22/01        41,057,156
                  25,000,000    Federal National Mortgage Assoc. ...... 5.38         03/27/01        24,746,247
                  25,000,000    Federal National Mortgage Assoc. ...... 5.40         03/27/01        24,754,025
                  24,900,000    Federal National Mortgage Assoc. ...... 5.38         04/06/01        24,641,660
                  20,000,000    Federal National Mortgage Assoc. ...... 6.00         07/17/01        19,899,418
                  10,280,000    Student Loan Marketing Assoc. ......... 5.89         11/17/99        10,285,669
                  50,000,000    Federal Home Loan Mortgage Corp. D/N.   5.09         12/17/99        49,674,805
                  50,000,000    Federal Home Loan Mortgage Corp. D/N.   5.10         12/17/99        49,674,167
                  50,000,000    Federal Home Loan Mortgage Corp. D/N.   5.11         12/17/99        49,673,528
                  50,000,000    Federal Home Loan Mortgage Corp. D/N.   5.10         12/23/99        49,631,667
                  75,000,000    Federal Home Loan Mortgage Corp. D/N.   5.05         12/30/99        74,379,271
---------------------------------------------------------------------------------------------------------------
                                Total U.S. Government & Agency
                                Issues (Cost $1,120,735,016) ..........                           1,115,546,603
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                              Interest Maturity       Value
                  Face Amount                                                   Rate*    Date       (Note 1a)
===============================================================================================================
U.S.             $ 25,000,000    Federal Home Loan Banks .................       5.31% 11/09/99    $ 24,999,678
Government         48,500,000    Federal Home Loan Banks .................       5.31  11/12/99      48,499,137
Agency             50,000,000    Federal Home Loan Banks .................       5.31  11/16/99      49,998,561
Issues --          30,000,000    Federal Home Loan Banks .................       5.46  04/28/00      29,994,131
Variable           25,000,000    Federal Home Loan Mortgage Corp. ........       5.65  07/14/00      24,991,257
Rate -- 5.1%       76,000,000    Student Loan Marketing Assoc. ...........       5.59  02/04/00      75,995,253
                  100,000,000    Student Loan Marketing Assoc. ...........       5.80  02/14/00      99,980,286
                  100,000,000    Student Loan Marketing Assoc. ...........       5.79  09/29/00      99,972,431
                  100,000,000    Student Loan Marketing Assoc. ...........       5.80  09/29/00      99,982,835
---------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government Agency
                                 Issues -- Variable Rate
                                 (Cost $554,413,569) .....................                          554,413,569
---------------------------------------------------------------------------------------------------------------
Certificates of    25,000,000    First USA Bank, NA ......................       6.20  10/18/00      24,987,551
Deposit -- 0.2%
---------------------------------------------------------------------------------------------------------------
                                 Total Certificates of Deposit
                                 (Cost $24,986,211) ......................                           24,987,551
---------------------------------------------------------------------------------------------------------------
Certificates      100,000,000    First Union National Bank ...............       5.49  08/31/00     100,000,000
of Deposit --      75,000,000    Fleet National Bank .....................       5.40  04/17/00      74,983,636
Variable
Rate -- 1.6%
---------------------------------------------------------------------------------------------------------------
                                 Total Certificates of Deposit -- Variable
                                 Rate (Cost $174,983,636) ................                          174,983,636
---------------------------------------------------------------------------------------------------------------
Euro               65,000,000    Deutsche Bank AG, Grand Cayman ..........       5.43  12/29/99      64,997,718
Certificates of    50,000,000    Svenska Handelsbanken, London ...........       5.44  12/29/99      50,000,790
Deposit -- 1.5%    50,000,000    Svenska Handelsbanken, London ...........       5.45  12/29/99      50,000,792
---------------------------------------------------------------------------------------------------------------
                                 Total Euro Certificates of Deposit
                                 (Cost $164,999,300) .....................                          164,999,300
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

================================================================================================================
                                                                                Interest Maturity      Value
                  Face Amount                                                     Rate*    Date      (Note 1a)
================================================================================================================
Euro             $ 43,000,000    Abbey National Treasury Services PLC......       5.43%  11/01/99   $ 43,000,000
Certificates of
Deposit --
Variable
Rate -- 0.4%
----------------------------------------------------------------------------------------------------------------
                                 Total Euro Certificates of Deposit --
                                  Variable Rate (Cost $43,000,000) ........                           43,000,000
----------------------------------------------------------------------------------------------------------------
Yankee             50,000,000    Banque Nationale de Paris, NY ............       5.42   12/29/99     49,999,210
Certificates of    25,000,000    Banque Nationale de Paris, NY ............       5.45   12/30/99     25,000,403
Deposit --        100,000,000    Bayerische Landesbank
 6.1%                            Girozentrale, NY .........................       5.43   12/30/99    100,000,000
                   25,000,000    Bayerische Vereinsbank AG, NY ............       5.27   03/03/00     24,906,904
                   50,000,000    Canadian Imperial Bank of
                                 Commerce, NY .............................       5.45   12/31/99     49,921,988
                   50,000,000    Canadian Imperial Bank of
                                 Commerce, NY .............................       5.10   04/12/00     49,734,269
                   90,000,000    Commerzbank AG, NY .......................       5.09   02/16/00     89,765,277
                   25,000,000    Commerzbank AG, NY .......................       5.19   02/25/00     24,905,214
                   25,000,000    Commerzbank AG, NY .......................       5.91   08/04/00     24,924,201
                   70,000,000    Credit Communal de Belgique, NY ..........       5.96   10/02/00     69,773,314
                   60,000,000    Deutsche Bank AG, NY .....................       5.13   04/20/00     59,675,863
                   15,000,000    Landesbank Hessen-Thuringen
                                 Girozentrale, NY .........................       5.22   02/29/00     14,942,330
                   50,000,000    National Bank of Canada, NY ..............       5.17   04/10/00     49,751,570
                   23,000,000    UBS AG, Stamford .........................       5.82   08/03/00     22,915,474
----------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of Deposit
                                 (Cost $657,742,692) ......................                          656,216,017
----------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=============================================================================================================
                                                                            Interest Maturity       Value
                 Face Amount                                                  Rate*    Date       (Note 1a)
=============================================================================================================
Yankee          $ 50,000,000    Bayerische Hypo und Vereinsbank AG......       5.32% 05/15/00    $ 49,980,875
Certificates      50,000,000    Deutsche Bank AG, NY ...................       5.39  04/17/00      49,986,304
of Deposit --     50,000,000    First Union National Bank, NY ..........       5.56  08/29/00      50,000,000
Variable          73,000,000    Societe Generale, NY ...................       5.33  03/03/00      72,985,446
Rate -- 2.1%
-------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit -- Variable Rate
                                (Cost $222,952,625) ....................                          222,952,625
-------------------------------------------------------------------------------------------------------------
Time             200,000,000    Chase Manhattan Bank, Nassua ...........       5.25  11/01/99     200,000,000
Deposits --      290,000,000    Deutsche Bank AG, Grand Cayman .........       5.34  11/01/99     290,000,000
6.2%             172,470,000    SunTrust Bank, Grand Cayman ............       5.25  11/01/99     172,470,000
-------------------------------------------------------------------------------------------------------------
                                Total Time Deposits
                                (Cost $662,470,000) ....................                          662,470,000
-------------------------------------------------------------------------------------------------------------
Bank Notes --     25,000,000    First USA Bank, NA .....................       6.08  10/10/00      24,943,348
0.2%
-------------------------------------------------------------------------------------------------------------
                                Total Bank Notes
                                (Cost $24,988,762) .....................                           24,943,348
-------------------------------------------------------------------------------------------------------------
Bank Notes --     50,000,000    American Express Centurion Bank ........       5.45  05/03/00      50,000,000
Variable          65,000,000    American Express Centurion Bank ........       5.48  06/19/00      64,940,782
Rate -- 6.5%      90,000,000    Comerica Bank ..........................       5.38  05/01/00      89,969,388
                  50,000,000    First Union National Bank ..............       5.47  11/16/99      49,999,795
                  50,000,000    First Union National Bank ..............       5.45  05/08/00      50,000,000
                  20,000,000    First Union National Bank ..............       5.47  06/02/00      20,000,000
                  75,000,000    First Union National Bank ..............       5.51  09/27/00      75,000,000
                  20,000,000    Fleet National Bank ....................       5.52  08/14/00      19,985,850
                  50,000,000    Harris Trust & Savings .................       5.41  04/05/00      49,991,601
                  50,000,000    KeyBank N.A. ...........................       5.61  03/20/00      50,000,000
                  29,000,000    Morgan Guaranty Trust Co., NY ..........       5.40  05/10/00      28,992,492
                  25,000,000    National City Bank, Ohio ...............       5.38  03/29/00      24,993,017
                 125,000,000    NationsBank, N.A. ......................       5.41  04/05/00     124,979,003
-------------------------------------------------------------------------------------------------------------
                                Total Bank Notes -- Variable Rate
                                (Cost $698,851,928) ....................                          698,851,928
-------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                          Interest     Maturity       Value
                 Face Amount                                                Rate*        Date       (Note 1a)
===============================================================================================================
Corporate        $13,630,000  Associates Corp. of North America ..........  6.13%      11/12/99    $ 13,634,135
Notes -- 2.8%     50,000,000  Beta Finance Corp. .........................  5.15       01/13/00      50,000,000
                  10,000,000  Beta Finance Corp. .........................  5.26       03/08/00       9,960,000
                  50,000,000  Beta Finance Corp. .........................  5.62       06/15/00      49,789,800
                  17,000,000  Beta Finance Corp. .........................  5.75       07/21/00      17,000,000
                  23,000,000  Beta Finance Corp. .........................  5.90       08/14/00      23,000,000
                  15,424,000  Chrysler Financial Corp. ................... 12.75       11/01/99      15,424,000
                  12,500,000  CIT Group Holdings Inc. ....................  6.70       06/02/00      12,542,186
                  24,000,000  First Union National Bank ..................  5.30       03/01/00      23,936,712
                  40,000,000  Goldman Sachs Group L.P. ...................  6.00       08/07/00      39,861,236
                  24,000,000  Wells Fargo & Co. ..........................  5.31       03/31/00      23,952,360
                  25,000,000  Wells Fargo & Co. ..........................  5.23       04/10/00      24,935,148
---------------------------------------------------------------------------------------------------------------
                              Total Corporate Notes
                              (Cost $304,598,014) ........................                          304,035,577
---------------------------------------------------------------------------------------------------------------
Corporate         25,000,000  American Honda Finance Corp. ...............  5.55       11/29/99      25,000,000
Notes --          50,000,000  American Honda Finance Corp. ...............  5.47       04/10/00      49,963,140
Variable          25,000,000  American Honda Finance Corp. ...............  5.48       05/24/00      24,992,500
Rate -- 8.5%      50,000,000  Bear Stearns Companies Inc. ................  5.51       06/22/00      49,954,695
                  25,000,000  Citigroup Inc. .............................  5.44       02/03/00      25,011,222
                  50,000,000  CIT Group Holdings Inc. ....................  5.39       03/27/00      49,966,195
                  60,000,000  CIT Group Holdings Inc. ....................  5.41       05/30/00      59,932,014
                  83,500,000  CIT Group Holdings Inc. ....................  5.55       09/15/00      83,424,174
                  54,000,000  Ford Motor Credit Co. ......................  5.45       05/05/00      53,948,916
                  30,000,000  General Electric Capital Corp. .............  6.13       04/12/00      29,988,597
                  23,500,000  General Electric Capital Corp. .............  5.29       05/03/00      23,498,705
                  39,900,000  General Electric Capital Corp. .............  5.39       05/12/00      39,887,348
                  50,000,000  General Electric Capital Corp. .............  5.43       05/26/00      49,970,445
                  56,585,000  General Motors Acceptance Corp. ............  6.16       07/20/00      56,508,044
                  36,000,000  General Motors Acceptance Corp. ............  5.65       12/01/00      35,963,460
                  22,000,000  General Motors Acceptance Corp. ............  5.53       02/27/01      22,000,000
                  15,000,000  Goldman Sachs Group L.P. ...................  6.26       11/13/00      15,000,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                              Interest Maturity       Value
                 Face Amount                                                    Rate*    Date       (Note 1a)
===============================================================================================================
Corporate       $ 30,000,000    Racers 1998-MM-12-3 ......................       5.46% 08/11/00    $ 30,000,000
Notes --          47,500,000    Racers 1998-MM-7-1 .......................       5.51  01/21/00      47,500,000
Variable          85,000,000    SMM Trust 1999-H .........................       5.59  09/25/00      85,000,000
Rate              20,000,000    Wells Fargo & Co. ........................       5.39  04/26/00      19,960,138
(continued)       40,000,000    Xerox Capital (Europe) PLC ...............       5.37  04/06/00      39,964,400
---------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes -- Variable
                                Rate (Cost $917,844,285) .................                          917,433,993
---------------------------------------------------------------------------------------------------------------
Euro Notes --     75,000,000    BankAmerica Corporation ..................       8.38  12/15/99      75,281,502
Variable
Rate -- 0.7%
---------------------------------------------------------------------------------------------------------------
                                Total Euro Notes -- Variable Rate
                                (Cost $75,281,502) .......................                           75,281,502
---------------------------------------------------------------------------------------------------------------
Master            50,000,000    General Electric Co. .....................       5.48  09/01/00      50,000,000
Notes --         300,000,000    Goldman Sachs Group L.P. .................       5.33  11/18/99     300,000,000
Variable          20,000,000    Goldman Sachs Group L.P. .................       5.29  06/30/00      20,000,000
Rate -- 8.6%      30,000,000    Jackson National Life Insurance Co. ......       5.42  05/01/00      30,000,000
                  28,000,000    John Hancock Mutual Life
                                Insurance Co. ............................       5.44  12/13/99      28,000,000
                  80,000,000    MetLife Funding Inc. .....................       5.45  05/01/00      80,000,000
                 250,000,000    Morgan (J.P.) & Co., Inc. ................       5.33  06/20/00     250,000,000
                  10,000,000    Pacific Life Insurance Co. ...............       5.43  06/01/00      10,000,000
                  10,000,000    Pacific Life Insurance Co. ...............       5.43  10/02/00      10,000,000
                  25,000,000    Principal Financial Securities Inc. ......       5.51  08/16/00      25,000,000
                  71,000,000    Security Life of Denver Insurance Co.            5.51  03/23/00      71,000,000
                  20,000,000    TransAmerica Life Insurance &
                                Annuity Co. ..............................       5.49  03/24/00      20,000,000
                  30,000,000    Travelers Insurance Company (The) ........       5.43  02/01/00      30,000,000
---------------------------------------------------------------------------------------------------------------
                                Total Master Notes -- Variable
                                Rate (Cost $924,000,000) .................                          924,000,000
---------------------------------------------------------------------------------------------------------------
Commercial        25,028,000    Alpine Securitization Corp. ..............       5.35  11/04/99      25,016,842
Paper -- 29.7%    38,216,000    Alpine Securitization Corp. ..............       5.42  11/22/99      38,095,174
                  46,450,000    Alpine Securitization Corp. ..............       5.42  11/29/99      46,254,187
                  25,000,000    Amsterdam Funding Corp. ..................       5.36  11/16/99      24,944,167
                  25,000,000    Amsterdam Funding Corp. ..................       5.78  02/01/00      24,613,994


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=================================================================================================================
                                                                                Interest Maturity       Value
                Face Amount                                                       Rate*    Date       (Note 1a)
=================================================================================================================
Commercial     $ 25,000,000    Amsterdam Funding Corp. .....................       5.87% 02/01/00    $ 24,613,994
Paper            25,000,000    Amsterdam Funding Corp. .....................       5.78  02/04/00      24,601,344
(continued)      55,000,000    Apreco Inc. .................................       5.40  11/22/99      54,826,750
                 25,000,000    Apreco Inc. .................................       5.40  12/15/99      24,835,000
                100,000,000    Associates First Capital Corp. ..............       5.17  12/21/99      99,281,944
                 50,000,000    Bank of Scotland Treasury
                               Services PLC ................................       5.35  12/29/99      49,569,028
                 50,000,000    BASF AG .....................................       5.36  12/30/99      49,560,778
                 75,000,000    Bear Stearns Companies Inc. .................       5.79  03/09/00      73,373,032
                 25,000,000    Caisse des Depots et Consignations ..........       5.28  12/22/99      24,813,000
                 30,000,000    Centric Capital Corp. .......................       5.40  12/14/99      29,806,500
                 25,000,000    Centric Capital Corp. .......................       5.38  12/28/99      24,787,042
                 20,000,000    China Merchants (Cayman) Inc. ...............       5.42  11/29/99      19,915,689
                 50,000,000    Ciesco L.P. .................................       5.32  11/15/99      49,896,555
                 50,000,000    Clipper Receivables Corp. ...................       5.39  12/10/99      49,708,042
                 25,000,000    Corporate Asset Funding Co. Inc. ............       5.35  11/18/99      24,936,840
                 55,500,000    Corporate Asset Funding Co. Inc. ............       5.37  12/07/99      55,201,965
                 75,000,000    Corporate Receivables Corp. .................       5.35  11/18/99      74,810,521
                 57,000,000    Countrywide Home Loans Inc. .................       5.31  11/02/99      56,991,592
                 75,000,000    Credit Suisse First Boston Inc. .............       5.76  02/17/00      73,639,420
                 50,000,000    DaimlerChrysler North America
                               Holding Corp. ...............................       5.36  11/15/99      49,895,778
                 50,000,000    Delaware Funding Corp. ......................       5.77  02/11/00      49,143,615
                 25,000,000    Den Norske Bank ASA .........................       5.35  12/27/99      24,791,944
                 48,093,000    Edison Asset Securitization LLC .............       5.75  03/09/00      47,049,723
                 19,050,000    Edison Asset Securitization LLC .............       5.78  03/10/00      18,633,524
                100,000,000    Edison Asset Securitization LLC .............       5.79  03/16/00      97,712,144
                 25,000,000    Eureka Securitization Inc. ..................       5.36  11/15/99      24,947,889
                 25,000,000    Eureka Securitization Inc. ..................       5.37  11/19/99      24,932,875
                 45,000,000    Finova Capital Corp. ........................       5.85  02/18/00      44,176,048
                100,000,000    Ford Motor Credit Co. .......................       5.26  12/28/99      99,167,167
                100,000,000    Ford Motor Credit Co. .......................       5.26  12/29/99      99,152,556
                 24,000,000    Formosa Plastics Corp. U.S.A. ...............       5.90  04/19/00      23,312,362
                200,000,000    General Electric Co. ........................       5.34  12/23/99     198,457,333
                 50,000,000    Grand Funding Corp. .........................       5.36  11/29/99      49,791,556


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==============================================================================================================
                                                                           Interest Maturity        Value
                Face Amount                                                  Rate*    Date        (Note 1a)
==============================================================================================================
Commercial     $ 32,039,000    Greenwich Funding Corp. ................       6.13% 01/31/00    $   31,529,046
Paper           100,000,000    Greyhawk Capital Corp. .................       5.39  12/15/99        99,341,222
(continued)      34,000,000    GTE Corp. ..............................       5.40  11/16/99        33,923,500
                 30,000,000    InterPeru Funding Ltd. .................       5.83  03/22/00        29,283,140
                 76,727,000    Kitty Hawk Funding Corp. ...............       5.38  12/13/99        76,245,410
                 34,702,000    Kitty Hawk Funding Corp. ...............       5.28  12/17/99        34,467,877
                 40,000,000    Lehman Brothers Holdings Inc. ..........       5.85  02/10/00        39,321,644
                100,000,000    Morgan Stanley Dean Witter & Co. .......       5.89  03/10/00        97,813,777
                200,000,000    National Australia Funding (DE) Inc.           5.30  11/01/99       200,000,000
                 50,000,000    Nordbanken N.A. Inc. ...................       5.35  12/27/99        49,583,889
                 57,203,000    Park Avenue Receivables Corp. ..........       5.35  11/29/99        56,964,972
                 50,000,000    Prudential Funding Corp. ...............       5.17  12/10/99        49,719,958
                 50,000,000    Salomon, Smith Barney Holdings, Inc.           5.75  03/08/00        48,923,824
                 50,000,000    Santander Finance (Delaware) Inc. ......       5.30  12/16/99        49,668,750
                 25,000,000    Tulip Funding Corp. ....................       5.74  02/11/00        24,571,807
                 50,000,000    Tulip Funding Corp. ....................       5.74  02/14/00        49,118,283
                 12,300,000    Tulip Funding Corp. ....................       5.78  02/14/00        12,083,098
                 12,700,000    Tulip Funding Corp. ....................       6.06  02/15/00        12,473,899
                 50,000,000    Unifunding Inc. ........................       5.35  12/23/99        49,613,611
                 50,000,000    United Mexican States ..................       5.92  04/19/00        48,567,420
                 85,000,000    Variable Funding Capital Corp. .........       5.36  11/01/99        85,000,000
                 61,577,000    Vodafone AirTouch PLC ..................       5.37  12/21/99        61,117,738
                 25,000,000    WCP Funding Inc. .......................       5.35  11/15/99        24,947,986
                 50,000,000    Windmill Funding Corp. .................       5.41  12/09/99        49,714,472
--------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper
                               (Cost $3,209,975,985) ..................                          3,209,253,237
--------------------------------------------------------------------------------------------------------------
Commercial      250,000,000    Asset Securitization Cooperative Corp.         5.52  03/13/00       250,000,000
Paper --        121,000,000    AT&T Corp. .............................       6.13  07/13/00       120,966,279
Variable        100,000,000    CXC Inc. ...............................       5.52  03/15/00        99,996,303
Rate -- 6.2%     30,000,000    Finova Capital Corp. ...................       6.38  01/21/00        30,000,000
                 25,000,000    Morgan Stanley Dean Witter & Co. .......       5.47  02/14/00        25,000,000
                 38,500,000    Park Avenue Receivables Corp. ..........       5.51  02/11/00        38,494,495
                100,000,000    Variable Funding Capital Corp. .........       5.56  02/01/00       100,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Commercial Paper --
                               Variable Rate (Cost $664,457,077) ......                            664,457,077
--------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

========================================================================================================================
                                                                                   Interest Maturity          Value
                Face Amount                                                          Rate*    Date          (Note 1a)
========================================================================================================================
Repurchase     $250,000,000    Aubrey G. Lanston & Co. Inc.,
Agreements**                    purchased on 10/29/99 .........................      5.38%  11/01/99     $   250,000,000
 -- 2.3%
------------------------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $250,000,000) ............................                              250,000,000
------------------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.0%
                               (Cost $10,696,280,602) .........................                           10,687,825,963
------------------------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 1.0% ..........                              108,920,245
------------------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 10,805,200,847
                               Shares of Beneficial Interest
                               Outstanding -- 100.0% ..........................                          $10,796,746,208
========================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1999, net unrealized depreciation amounted to $8,454,639 and is comprised of $9,066 in appreciation and $8,463,705 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
**Repurchase Agreements are fully collaterized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
================================================================================

Assets:
Total investments at value (identified cost $10,696,280,602) (Note 1a) ............   $10,687,825,963
Cash ..............................................................................        49,719,204
Interest receivable ...............................................................        65,727,985
Prepaid expenses ..................................................................           324,566
                                                                                      ---------------
   Total assets ...................................................................    10,803,597,718
                                                                                      ---------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         1,352,107
Dividends payable .................................................................         5,314,282
Accrued expenses ..................................................................           185,121
                                                                                      ---------------
   Total liabilities ..............................................................         6,851,510
                                                                                      ---------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 10,805,200,847 shares of beneficial interest outstanding) ........................   $10,796,746,208
                                                                                      ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ..............................      $265,706,138
                                                                           ------------
Expenses:
Investment advisory fee (Note 2) ....................................         7,714,930
Registration fees ...................................................           971,331
Accounting and custodian services ...................................           265,604
Dividend and transfer agency fees ...................................            87,054
Legal and audit fees ................................................            72,264
Trustees' fees (Note 5) .............................................            47,631
Printing and shareholder reports ....................................            25,220
Insurance ...........................................................            23,908
Miscellaneous .......................................................            18,500
                                                                           ------------
   Total expenses ...................................................         9,226,442
                                                                           ------------
   Net investment income ............................................       256,479,696
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......     $     4,758
Net unrealized depreciation of investments ..........      (6,468,625)
                                                          -----------
   Net realized and unrealized loss from investments ................        (6,463,867)
                                                                           ------------
Net Increase in Net Assets Resulting From Operations ................      $250,015,829
                                                                           ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Statements of Changes in Net Assets (Unaudited)

                                                                    Six Months
                                                                       Ended              Year Ended
                                                                 October 31, 1999       April 30, 1999
=======================================================================================================
Increase in Net Assets:

Operations:

Net investment income ........................................    $   256,479,696       $   464,873,396
Net realized gain from investment transactions ...............              4,758               928,397
Net unrealized depreciation of investments ...................         (6,468,625)           (1,036,026)
                                                                  ---------------       ---------------
Net increase in net assets resulting from operations .........        250,015,829           464,765,767
Total declared as dividends to shareholders (Note 4) .........       (256,484,454)         (465,801,793)
Capital share transactions (Note 3) ..........................        175,332,014         3,984,396,212
                                                                  ---------------       ---------------
Net increase in net assets ...................................        168,863,389         3,983,360,186

Net Assets:

Beginning of period ..........................................     10,627,882,819         6,644,522,633
                                                                  ---------------       ---------------
End of period ................................................    $10,796,746,208       $10,627,882,819
                                                                  ===============       ===============

--------------------------------------------------------------------------------
Merrill Lynch Premier Institutional Fund
Financial Highlights (Unaudited)

                                                                         Six Months
                                                                           Ended
                                                                      October 31, 1999
=======================================================================================
Net Asset Value, beginning of period .............................            $1.00
Income from Investment Operations:
 Net investment income ...........................................             .025
Less Distributions:
 Dividends from net investment income ............................            (.025)
                                                                              -----
Net Asset Value, end of period ...................................            $1.00
                                                                              =====

Total Return .....................................................             2.54%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................................      $10,796,746
 Ratio of expenses to average net assets
  (before waiver) ................................................              .18%(2)
 Ratio of expenses to average net assets (after waiver) ..........
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (before waiver) .........................................             4.86%(2)
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (after waiver) ..........................................               --

                                                                        Year Ended April 30,         For the Period
                                                                     --------------------------    January 27, 1997*
                                                                        1999            1998       to April 30, 1997
====================================================================================================================
Net Asset Value, beginning of period .............................         $1.00          $1.00             $1.00
Income from Investment Operations:
 Net investment income ...........................................          .052           .055              .014
Less Distributions:
 Dividends from net investment income ............................         (.052)         (.055)            (.014)
                                                                           -----          -----             -----
Net Asset Value, end of period ...................................         $1.00          $1.00             $1.00
                                                                           =====          =====             =====

Total Return .....................................................          5.32%          5.69%             1.40%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................................   $10,627,883     $6,644,523        $2,823,196
 Ratio of expenses to average net assets
  (before waiver) ................................................           .18%           .18%              .18%(2)
 Ratio of expenses to average net assets (after waiver) ..........            --             --               .17%(2)
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (before waiver) .........................................          5.13%          5.55%             5.26%(2)
 Ratio of net investment income, including realized
  and unrealized gains and losses, to average net
  assets (after waiver) ..........................................            --             --              5.27%(2)

*Commencement of operations
(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                             Interest Maturity        Value
                 Face Amount                                                   Rate*    Date        (Note 1a)
===============================================================================================================
U.S.             $25,000,000  U.S. Treasury Bills ......................       4.17%  01/06/00     $ 24,787,291
Government &      12,500,000  U.S. Treasury Notes ......................       5.88   11/15/99       12,506,634
Agency            50,000,000  U.S. Treasury Notes ......................       5.63   12/31/99       50,031,250
Issues -- 8.3%    10,000,000  U.S. Treasury Notes ......................       5.38   01/31/00       10,065,630
                  12,500,000  U.S. Treasury Notes ......................       7.75   01/31/00       12,507,812
                  13,000,000  U.S. Treasury Notes ......................       5.88   02/15/00       13,028,444
                  25,000,000  U.S. Treasury Notes ......................       5.50   03/31/00       25,023,450
                  25,000,000  U.S. Treasury Notes ......................       5.63   04/30/00       25,031,250
                  12,500,000  U.S. Treasury Notes ......................       6.25   05/31/00       12,558,600
                  15,000,000  U.S. Treasury Notes ......................       5.38   07/31/00       14,985,945
                  22,500,000  U.S. Treasury Notes ......................       4.50   09/30/00       22,282,042
                  10,000,000  U.S. Treasury Notes ......................       4.63   11/30/00        9,893,750
                  30,000,000  U.S. Treasury Notes ......................       4.50   01/31/01       29,568,750
                  20,000,000  U.S. Treasury Notes ......................       4.88   03/31/01       19,762,500
                  25,000,000  Federal Home Loan Banks ..................       4.98   01/19/00       24,959,900
                  25,000,000  Federal Home Loan Banks ..................       4.98   02/16/00       24,945,312
                  24,000,000  Federal Home Loan Banks ..................       4.95   11/20/00       23,734,560
                  28,000,000  Federal Home Loan Mortgage Corp. .........       5.05   11/17/00       27,720,000
                  25,000,000  Federal Home Loan Mortgage Corp. .........       5.18   11/24/00       24,774,822
                  12,500,000  Federal Home Loan Mortgage Corp. .........       5.25   01/19/01       12,375,461
                  25,000,000  Federal Home Loan Mortgage Corp. .........       5.15   01/26/01       24,718,900
                  25,000,000  Federal National Mortgage Assoc. .........       5.21   01/26/01       24,741,848
                  21,870,000  Federal National Mortgage Assoc. .........       5.41   03/22/01       21,660,114
                  25,000,000  Federal National Mortgage Assoc. .........       5.38   04/06/01       24,740,623
                   9,000,000  Federal National Mortgage Assoc. .........       5.30   04/17/01        8,895,509
                  20,000,000  Federal National Mortgage Assoc. .........       6.00   07/17/01       19,899,418
                  20,000,000  Student Loan Marketing Assoc. ............       5.89   11/17/99       20,011,029
                  50,000,000  Federal Home Loan Mortgage Corp.
                              D/N ......................................       5.10   12/17/99       49,674,167
                  25,000,000  Federal National Mortgage Assoc. D/N.            4.61   11/22/99       24,932,844
                  50,000,000  Federal National Mortgage Assoc. D/N.            4.66   12/13/99       49,728,167
---------------------------------------------------------------------------------------------------------------
                              Total U.S. Government & Agency
                              Issues (Cost $693,024,863) ...............                            689,546,022
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                             Interest Maturity        Value
                     Face Amount                                               Rate*    Date        (Note 1a)
===============================================================================================================
U.S.                $ 25,000,000  Federal Home Loan Banks ...............       5.31% 11/09/99     $ 24,999,678
Government            50,000,000  Federal Home Loan Banks ...............       5.31  11/12/99       49,999,111
Agency                50,000,000  Federal Home Loan Banks ...............       5.31  11/16/99       49,998,562
Issues --             30,000,000  Federal Home Loan Banks ...............       5.46  04/28/00       29,994,131
Variable             150,000,000  Federal Home Loan Mortgage Corp. ......       5.65  04/14/00      149,966,188
Rate -- 8.6%          25,000,000  Federal Home Loan Mortgage Corp. ......       5.65  07/14/00       24,991,257
                     100,000,000  Student Loan Marketing Assoc. .........       5.79  09/29/00       99,972,431
                      90,000,000  Student Loan Marketing Assoc. .........       5.80  09/29/00       89,984,552
                     100,000,000  Student Loan Marketing Assoc. .........       5.85  10/04/00       99,950,925
                      55,000,000  Student Loan Marketing Assoc. .........       5.55  01/12/00       54,998,003
                      40,000,000  Student Loan Marketing Assoc. .........       5.56  02/02/00       39,997,554
---------------------------------------------------------------------------------------------------------------
                                  Total U.S. Government Agency
                                  Issues -- Variable Rate
                                  (Cost $714,852,392) ...................                           714,852,392
---------------------------------------------------------------------------------------------------------------
Certificates of       25,000,000  First USA Bank, NA ....................       6.20  10/18/00       24,987,551
Deposit  -- 0.3%
---------------------------------------------------------------------------------------------------------------
                                  Total Certificates of Deposit
                                  (Cost $24,986,211) ....................                            24,987,551
---------------------------------------------------------------------------------------------------------------
Certificates          50,000,000  First Union National Bank .............       5.56  08/29/00       50,000,000
of Deposit --        100,000,000  First Union National Bank .............       5.49  08/31/00      100,000,000
Variable              75,000,000  Fleet National Bank ...................       5.40  04/17/00       74,983,636
Rate -- 2.7%
---------------------------------------------------------------------------------------------------------------
                                  Total Certificates of Deposit--
                                  Variable Rate (Cost $224,983,636) .....                           224,983,636
---------------------------------------------------------------------------------------------------------------
Euro                  50,000,000  Svenska Handelsbanken, London .........       5.44  12/29/99       50,000,790
Certificates
of Deposit            60,000,000  Svenska Handelsbanken, London .........       5.45  12/29/99       60,000,951
-- 1.3%
---------------------------------------------------------------------------------------------------------------
                                  Total Euro Certificates of Deposit
                                  (Cost $110,001,741) ...................                           110,001,741
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                             Interest Maturity        Value
                   Face Amount                                                 Rate*    Date        (Note 1a)
===============================================================================================================
Euro               $42,500,000  Abbey National Treasury Services PLC            5.43% 11/01/99     $ 42,500,000
Certificates of
Deposit --
Variable
Rate -- 0.5%
---------------------------------------------------------------------------------------------------------------
                                Total Euro Certificates of Deposit --
                                 Variable Rate (Cost $42,500,000) .......                            42,500,000
---------------------------------------------------------------------------------------------------------------
Yankee              25,000,000  Bank Austria, NY ........................       5.25  03/01/00       24,905,185
Certificates of     25,000,000  Banque Nationale de Paris, NY ...........       5.45  12/30/99       25,000,403
Deposit -- 8.9%     50,000,000  Bayerische Landesbank
                                 Girozentrale, NY .......................       5.43  12/30/99       50,000,000
                    25,000,000  Bayerische Hypo und Vereinsbank
                                AG, NY ..................................       5.27  03/03/00       24,905,575
                    35,000,000  Canadian Imperial Bank of
                                Commerce, NY ............................       5.45  12/31/99       34,943,706
                    50,000,000  Commerzbank AG, NY ......................       5.09  02/17/00       49,804,560
                    25,000,000  Commerzbank AG, NY ......................       5.19  02/25/00       24,903,755
                    25,000,000  Commerzbank AG, NY ......................       5.17  04/24/00       24,865,180
                    50,000,000  Commerzbank AG, NY ......................       5.29  05/22/00       49,721,750
                    25,000,000  Commerzbank AG, NY ......................       5.91  08/04/00       24,924,057
                    55,000,000  Credit Communal de Belgique, NY .........       5.96  10/02/00       54,821,905
                    75,000,000  Deutsche Bank AG, NY ....................       5.10  04/19/00       74,582,775
                    40,000,000  Deutsche Bank AG, NY ....................       5.13  04/20/00       39,781,780
                    15,000,000  Landesbank Hessen-Thuringen
                                Girozentrale, NY ........................       5.22  02/29/00       14,941,477
                    25,000,000  Societe Generale, NY ....................       5.18  02/28/00       24,903,972
                    25,000,000  Societe Generale, NY ....................       5.22  02/28/00       24,900,750
                    25,000,000  Societe Generale, NY ....................       5.28  03/01/00       24,907,585
                    25,000,000  Societe Generale, NY ....................       5.29  03/03/00       24,907,212
                    50,000,000  Societe Generale, NY ....................       5.53  06/05/00       49,772,895
                    25,000,000  UBS AG, Stamford ........................       5.20  02/29/00       24,901,668
                    25,000,000  UBS AG, Stamford ........................       5.82  08/03/00       24,907,860
                    25,000,000  Unibank A/S, NY .........................       5.45  12/23/99       25,000,355
---------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of Deposit
                                (Cost $744,725,391) .....................                           742,304,405
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

============================================================================================================
                                                                          Interest Maturity        Value
                   Face Amount                                              Rate*    Date        (Note 1a)
============================================================================================================
Yankee             $ 64,000,000  Bayerische Hypo und Vereinsbank
Certificates of                  AG, NY ..............................       5.32% 05/15/00     $ 63,975,520
Deposit --           50,000,000  Societe Generale, NY ................       5.33  03/03/00       49,990,032
Variable
Rate -- 1.4%
------------------------------------------------------------------------------------------------------------
                                 Total Yankee Certificates of
                                 Deposit -- Variable Rate
                                 (Cost $113,965,552) .................                           113,965,552
------------------------------------------------------------------------------------------------------------
Time                300,000,000  Chase Manhattan Bank, Nassau ........       5.25  11/01/99      300,000,000
Deposit --           57,664,000  State Street Bank & Trust Co. .......       5.25  11/01/99       57,664,000
4.6%                 21,000,000  SunTrust Bank, Grand Cayman .........       5.25  11/01/99       21,000,000
------------------------------------------------------------------------------------------------------------
                                 Total Time Deposits
                                 (Cost $378,664,000) .................                           378,664,000
------------------------------------------------------------------------------------------------------------
Bank                 22,000,000  First USA Bank, NA ..................       6.08  10/10/00       21,950,146
Notes --
0.3%
------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes
                                 (Cost $21,990,110) ..................                            21,950,146
------------------------------------------------------------------------------------------------------------
Bank                 50,000,000  American Express Centurion Bank .....       5.45  05/03/00       50,000,000
Notes --             50,000,000  American Express Centurion Bank .....       5.46  05/25/00       49,955,792
Variable             90,000,000  Comerica Bank .......................       5.38  05/01/00       89,969,388
Rate -- 9.7%         65,000,000  Comerica Bank .......................       5.42  09/01/00       64,961,937
                     50,000,000  First Union National Bank ...........       5.47  11/16/99       49,999,795
                     25,000,000  First Union National Bank ...........       5.45  05/08/00       25,000,000
                     50,000,000  First Union National Bank ...........       5.47  06/02/00       50,000,000
                     75,000,000  First Union National Bank ...........       5.51  09/27/00       75,000,000
                     80,000,000  Fleet National Bank .................       5.52  08/14/00       79,943,401
                     50,000,000  Harris Trust & Savings ..............       5.41  04/05/00       49,991,601
                     50,000,000  KeyBank N.A. ........................       5.61  03/20/00       50,000,000
                     20,000,000  Morgan Guaranty Trust Co., NY .......       5.40  05/10/00       19,994,822
                     25,000,000  National City Bank, Ohio ............       5.38  03/29/00       24,993,017
                    125,000,000  NationsBank, N.A. ...................       5.41  04/05/00      124,979,003
------------------------------------------------------------------------------------------------------------
                                 Total Bank Notes -- Variable Rate
                                 (Cost $804,788,756) .................                           804,788,756
------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==============================================================================================================
                                                                            Interest Maturity        Value
                 Face Amount                                                  Rate*    Date        (Note 1a)
==============================================================================================================
Corporate        $19,000,000  Associates Corp. of North America ........       8.30% 11/23/99     $ 19,036,178
Notes -- 2.5%     47,000,000  Beta Finance Corp. .......................       5.62  06/15/00       47,000,000
                  45,000,000  Beta Finance Corp. .......................       5.71  07/21/00       45,000,000
                  58,000,000  Beta Finance Corp. .......................       5.75  07/21/00       58,000,000
                  12,000,000  General Motors Acceptance Corp. ..........       6.88  07/17/00       12,000,000
                  25,000,000  Goldman Sachs Group L.P. .................       6.00  08/07/00       24,913,272
--------------------------------------------------------------------------------------------------------------
                              Total Corporate Notes
                              (Cost $206,117,025) ......................                           205,949,450
--------------------------------------------------------------------------------------------------------------
Corporate         50,000,000  CIT Group Holdings Inc. ..................       5.39  03/27/00       49,966,195
Notes --          33,000,000  CIT Group Holdings Inc. ..................       5.41  05/30/00       32,962,608
Variable          40,000,000  Ford Motor Credit Co. ....................       5.45  05/05/00       39,962,160
Rate -- 6.0%      25,000,000  General Electric Capital Corp. ...........       6.13  04/12/00       24,990,497
                  48,000,000  General Electric Capital Corp. ...........       5.43  05/26/00       47,971,627
                  30,500,000  General Motors Acceptance Corp. ..........       5.65  12/01/00       30,469,042
                  19,000,000  General Motors Acceptance Corp. ..........       5.53  02/27/01       19,000,000
                  25,000,000  Goldman Sachs Group L.P. .................       5.65  03/02/00       24,978,748
                  17,000,000  Goldman Sachs Group L.P. .................       6.26  11/13/00       17,000,000
                  11,000,000  NationsBank Corp. ........................       5.56  02/09/00       11,006,105
                  41,000,000  Racers 1998-MM-12-3 ......................       5.51  01/21/00       41,000,000
                  25,000,000  Racers 1998-MM-7-1 .......................       5.46  08/11/00       25,000,000
                  80,000,000  SMM Trust 1999-H .........................       5.59  09/25/00       80,000,000
                  25,000,000  Variable Funding Capital Corp. ...........       5.56  02/01/00       25,000,000
                  28,000,000  Xerox Capital (Europe) PLC ...............       5.37  04/06/00       27,975,080
--------------------------------------------------------------------------------------------------------------
                              Total Corporate Notes -- Variable Rate
                              (Cost $497,484,522) ......................                           497,282,062
--------------------------------------------------------------------------------------------------------------
Euro              50,000,000  BankAmerica Corp. ........................       8.38% 12/15/99       50,187,668
Notes -- 0.6%
--------------------------------------------------------------------------------------------------------------
                              Total Euro Notes
                              (Cost $50,187,668) .......................                            50,187,668
--------------------------------------------------------------------------------------------------------------
Euro Notes --     10,000,000  BankAmerica Corp. ........................       5.90  03/01/00       10,010,200
Variable
Rate -- 0.1%
--------------------------------------------------------------------------------------------------------------
                              Total Euro Notes -- Variable Rate
                              (Cost $10,012,635) .......................                            10,010,200
--------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=================================================================================================================
                                                                               Interest Maturity        Value
                  Face Amount                                                    Rate*    Date        (Note 1a)
=================================================================================================================
Master            $ 45,000,000  General Electric Co. ......................       5.48% 09/01/00     $ 45,000,000
Notes --           185,000,000  Goldman Sachs Group L.P. ..................       5.33  11/18/99      185,000,000
Variable            20,000,000  Goldman Sachs Group L.P. ..................       5.29  06/30/00       20,000,000
Rate -- 7.6%        89,000,000  Jackson National Life Insurance Co. .......       5.49  02/01/00       89,000,000
                   250,000,000  Morgan (J.P.) & Co., Inc. .................       5.33  06/20/00      250,000,000
                    22,000,000  Security Life of Denver Insurance Co. .....       5.51  03/23/00       22,000,000
                    20,000,000  TransAmerica Life Insurance &
                                Annuity Co. ...............................       5.49  03/24/00       20,000,000
-----------------------------------------------------------------------------------------------------------------
                                Total Master Notes --Variable Rate
                                (Cost $631,000,000) .......................                           631,000,000
-----------------------------------------------------------------------------------------------------------------
Commercial          25,000,000  Amsterdam Funding Corp. ...................       5.78  02/01/00       24,613,994
Paper -- 25.0%      25,000,000  Amsterdam Funding Corp. ...................       5.87  02/01/00       24,613,994
                    20,000,000  Apreco Inc. ...............................       5.40  11/22/99       19,937,000
                    60,000,000  Apreco Inc. ...............................       5.38  11/29/99       59,748,933
                    50,000,000  Bank of Scotland Treasury
                                Services PLC ..............................       5.35  12/29/99       49,569,028
                    50,000,000  Bear Stearns Companies, Inc. ..............       5.79  03/03/00       48,966,132
                    75,000,000  Bear Stearns Companies, Inc. ..............       5.79  03/09/00       73,373,032
                    75,000,000  Caisse des Depots et Consignations ........       5.28  12/22/99       74,439,000
                    23,000,000  Centric Capital Corp. .....................       5.38  12/28/99       22,804,078
                    50,000,000  Clipper Receivables Corp. .................       5.37  11/16/99       49,888,125
                    25,000,000  Corporate Receivables Corp. ...............       5.35  11/18/99       24,936,840
                    50,000,000  Credit Suisse First Boston Inc ............       5.76  02/17/00       49,092,947
                    50,000,000  DaimlerChrysler North America
                                 Holdings Corp. ...........................       5.36  11/15/99       49,895,778
                    25,000,000  DaimlerChrysler North America
                                Holdings Corp. ............................       5.75  02/29/00       24,495,758
                    25,472,000  Delaware Funding Corp. ....................       5.38  11/22/99       25,392,060
                    50,000,000  Delaware Funding Corp. ....................       5.77  02/11/00       49,143,615
                    25,000,000  Den Norske Bank ASA .......................       5.35  12/27/99       24,791,944
                    40,876,000  Edison Asset Securitization LLC ...........       5.75  02/29/00       40,051,544
                    50,000,000  Edison Asset Securitization LLC ...........       5.75  03/08/00       48,923,824
                    50,000,000  Edison Asset Securitization LLC ...........       5.79  03/16/00       48,856,072
                    25,000,000  Eureka Securitization Inc. ................       5.37  11/19/99       24,932,875
                    50,000,000  Finova Capital Corp. ......................       5.43  12/13/99       49,683,250
                    25,000,000  Finova Capital Corp. ......................       5.85  02/18/00       24,542,249


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===================================================================================================================
                                                                               Interest Maturity         Value
                  Face Amount                                                    Rate*    Date         (Note 1a)
===================================================================================================================
Commercial       $100,000,000   Ford Motor Credit Co. .....................       5.26% 12/27/99     $   99,181,778
Paper             100,000,000   General Electric Capital Corp. ............       5.34  12/23/99         99,228,667
(continued)        25,000,000   Grand Funding Corp. .......................       5.38  11/17/99         24,940,222
                   32,000,000   Greenwich Funding Corp. ...................       6.13  01/31/00         31,490,667
                   25,000,000   Greyhawk Capital Corp. ....................       5.40  12/17/99         24,827,500
                   50,000,000   Internationale Nederlanden (U.S.)
                                Funding Corp. .............................       5.92  03/23/00         48,796,751
                   50,000,000   Kitty Hawk Funding Corp. ..................       5.38  12/13/99         49,686,167
                   79,894,000   Kitty Hawk Funding Corp. ..................       5.38  12/15/99         79,368,653
                   40,000,000   Lehman Brothers Holdings Inc. .............       5.85  02/10/00         39,321,644
                   50,000,000   Morgan Stanley Dean Witter & Co. ..........       5.89  03/10/00         48,906,888
                  117,957,000   National Australia Funding (DEL.) Inc.            5.30  11/01/99        117,957,000
                   50,000,000   Nordbanken N.A. Inc. ......................       5.35  12/27/99         49,583,889
                   50,000,000   Prudential Funding Corp. ..................       5.17  12/10/99         49,719,958
                   60,000,000   Salomon, Smith Barney Holdings, Inc. ......       5.75  02/14/00         58,941,940
                   25,000,000   Salomon, Smith Barney Holdings, Inc. ......       5.73  02/28/00         24,499,988
                   25,000,000   Salomon, Smith Barney Holdings, Inc. ......       5.75  03/08/00         24,461,912
                   45,000,000   Santander Finance (Delaware) Corp. ........       5.30  12/16/99         44,701,875
                   26,541,000   Tulip Funding Corp. .......................       6.00  02/07/00         26,104,333
                   45,000,000   Tulip Funding Corp. .......................       5.74  02/14/00         44,206,455
                   28,449,000   Tulip Funding Corp. .......................       6.06  02/15/00         27,942,515
                   50,000,000   United Mexican States .....................       5.92  04/19/00         48,567,420
                   50,000,000   Variable Funding Capital Corp. ............       5.36  11/16/99         49,888,333
                   35,000,000   WCP Funding Inc. ..........................       5.35  11/15/99         34,927,181
-------------------------------------------------------------------------------------------------------------------
                                Total Commercial Paper
                                (Cost $2,080,630,131) .....................                           2,079,943,808
-------------------------------------------------------------------------------------------------------------------
Commercial        250,000,000   Asset Securitization Cooperative Corp.            5.52  03/13/00        250,000,000
Paper --          100,000,000   AT&T Corp. ................................       6.13  07/13/00         99,972,131
Variable          192,000,000   CXC Inc. ..................................       5.52  03/15/00        191,992,902
Rate -- 7.9%       25,000,000   Morgan Stanley Dean Witter & Co. ..........       5.47  02/14/00         25,000,000
                   14,000,000   Park Avenue Receivables Corp. .............       5.51  02/11/00         13,999,226
                   75,000,000   Variable Funding Capital Corp. ............       5.56  02/01/00         75,000,000
-------------------------------------------------------------------------------------------------------------------
                                Total Commercial Paper -- Variable
                                Rate (Cost $655,964,259) ..................                             655,964,259
-------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==================================================================================================================
                                                                              Interest Maturity         Value
                Face Amount                                                     Rate*    Date         (Note 1a)
==================================================================================================================
Repurchase     $250,000,000    Aubrey G. Lanston & Co. Inc.,
Agreements**                   purchase on 10/29/99 ......................      5.38%  11/01/99     $  250,000,000
-- 3.0%
-------------------------------------------------------------------------------------------------------------------
                               Total Repurchase Agreements
                               (Cost $250,000,000) .......................                             250,000,000
-------------------------------------------------------------------------------------------------------------------
                               Total Investments -- 99.3%
                               (Cost $8,255,878,892) .....................                           8,248,881,648
-------------------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 0.7% .....                              58,506,884
-------------------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00
                               Per Share on 8,314,385,776
                               Shares of Beneficial Interest
                               Outstanding -- 100.0% .....................                          $8,307,388,532
==================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1999 net unrealized depreciation amounted to $6,997,244 and is comprised of $54,253 in appreciation and $7,051,497 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.

**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
================================================================================

Assets:
Total investments at value (identified cost $8,255,878,892) (Note 1a) .............   $8,248,881,648
Cash ..............................................................................        6,838,850
Interest receivable ...............................................................       55,619,777
Prepaid expenses ..................................................................           65,755
                                                                                      --------------
   Total assets ...................................................................    8,311,406,030
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................        1,422,946
Dividends payable .................................................................        2,091,879
Accrued expenses ..................................................................          502,673
                                                                                      --------------
   Total liabilities ..............................................................        4,017,498
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 8,314,385,776 shares of beneficial interest outstanding) .........................   $8,307,388,532
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ................................      $216,620,367
                                                                             ------------
Expenses:
Investment advisory fee (Note 2) .......................  $13,752,820
Registration fees ......................................      605,978
Dividend and transfer agency fees ......................      591,172
Accounting and custodian services ......................      215,434
Legal and audit fees ...................................       50,658
Printing and shareholder reports .......................       40,768
Trustees' fees (Note 5) ................................       36,838
Insurance ..............................................       18,072
Miscellaneous ..........................................       20,000
                                                          -----------
   Total expenses ......................................   15,331,740
Waived investment advisory fee (Note 2) ................   (5,405,879)          9,925,861
                                                          -----------        ------------
   Net investment income ..............................................       206,694,506
Realized and Unrealized Gain (Loss) on investments:
Net realized gain from investment transactions .........       11,821
Net unrealized depreciation of investments .............   (5,363,186)
                                                          -----------
   Net realized and unrealized loss from investments ..................        (5,351,365)
                                                                             ------------
Net Increase in Net Assets Resulting From Operations ..................      $201,343,141
                                                                             ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Statements of Changes in Net Assets (Unaudited)

                                                                     Six Months             Year
                                                                        Ended              Ended
                                                                  October 31, 1999     April 30, 1999
=====================================================================================================
Increase in Net Assets:

Operations:

Net investment income ........................................     $  206,694,506      $  410,903,273
Net realized gain from investment transactions ...............             11,821             673,370
Net unrealized depreciation of investments ...................         (5,363,186)           (364,199)
                                                                   --------------      --------------
Net increase in net assets resulting from operations .........        201,343,141         411,212,444
Total declared as dividends to shareholders (Note 4) .........       (206,706,327)       (411,576,643)
Capital share transactions (Note 3) ..........................        252,640,758         688,050,212
                                                                   --------------      --------------
Net increase in net assets ...................................        247,277,572         687,686,013

Net Assets:

Beginning of period ..........................................      8,060,110,960       7,372,424,947
                                                                   --------------      --------------
End of period ................................................     $8,307,388,532      $8,060,110,960
                                                                   ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Fund
Financial Highlights (Unaudited)

                                                 Six Months
                                                    Ended
                                                 October 31,
                                                    1999
===============================================================
Net Asset Value, beginning of period ......           $1.00
Income from Investment Operations:
 Net investment income ....................            .025
Less Distributions:
 Dividends from net investment income......           (.025)
                                                      -----
Net Asset Value, end of period ............           $1.00
                                                      =====
Total Return ..............................            2.52%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..........      $8,307,389
 Ratio of expenses to average net
  assets (before waiver) ..................             .37%(2)
 Ratio of expenses to average net
  assets (after waiver) ...................             .24%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ..................            4.69%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ...................            4.82%(2)

                                                                        Year Ended April 30,
                                              ----------------------------------------------------------------------
                                                 1999           1998           1997           1996           1995
====================================================================================================================
Net Asset Value, beginning of period ......        $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income ....................         .051           .054           .052           .056           .050
Less Distributions:
 Dividends from net investment income......        (.051)         (.054)         (.052)         (.056)         (.050)
                                                   -----          -----          -----          -----          -----
Net Asset Value, end of period ............        $1.00          $1.00          $1.00          $1.00          $1.00
                                                   =====          =====          =====          =====          =====
Total Return ..............................         5.25%          5.57%          5.34%          5.81%          5.11%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..........   $8,060,111     $7,372,425     $6,197,878     $7,615,126     $6,580,086
 Ratio of expenses to average net
  assets (before waiver) ..................          .37%           .38%           .38%           .37%           .37%
 Ratio of expenses to average net
  assets (after waiver) ...................          .24%           .25%           .25%           .24%           .24%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ..................         4.98%          5.34%          5.12%          5.42%          5.00%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ...................         5.11%          5.47%          5.25%          5.55%          5.13%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments
October 31, 1999 (Unaudited)

==============================================================================================================
                                                                             Interest  Maturity       Value
                   Face Amount                                                 Rate*     Date       (Note 1a)
==============================================================================================================
U.S.               $ 2,000,000  U.S. Treasury Notes .....................       5.63%  04/30/00    $ 2,002,500
Government &         1,000,000  Federal Home Loan Mortgage Corp. ........       5.05   11/17/00        990,000
Agency               3,000,000  Federal National Mortgage Assoc. ........       5.41   03/22/01      2,971,209
Issues -- 1.7%
--------------------------------------------------------------------------------------------------------------
                                Total U.S. Government & Agency
                                Issues (Cost $6,006,591) ................                            5,963,709
--------------------------------------------------------------------------------------------------------------
U.S.                 4,000,000  Federal Home Loan Banks .................       5.31   11/09/99      3,999,948
Government           2,000,000  Federal Home Loan Banks .................       5.31   11/12/99      1,999,964
Agency              10,000,000  Student Loan Marketing Assoc. ...........       5.80   09/29/00      9,998,284
Issues --
Variable
Rate -- 4.6%
--------------------------------------------------------------------------------------------------------------
                                Total U.S. Government Agency
                                Issues -- Variable Rate
                                (Cost $15,998,196) ......................                           15,998,196
--------------------------------------------------------------------------------------------------------------
Euro                 1,500,000  Abbey National Treasury
Certificates of                  Services PLC ...........................       5.43   11/01/99      1,500,000
Deposit --
Variable
Rate -- 0.4%
--------------------------------------------------------------------------------------------------------------
                                Total Euro Certificates of Deposit --
                                 Variable Rate (Cost $1,500,000) ........                            1,500,000
--------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

============================================================================================================
                                                                            Interest Maturity       Value
                   Face Amount                                                Rate*    Date       (Note 1a)
============================================================================================================
Yankee             $15,000,000  Canadian Imperial Holdings Inc. ........       5.45% 12/31/99    $14,975,874
Certificates of      5,000,000  Societe Generale, NY ...................       5.16  02/22/00      4,980,663
Deposit --          10,000,000  Societe Generale, NY ...................       5.22  02/28/00      9,961,589
9.1%                 2,000,000  UBS AG, Stamford .......................       5.82  08/03/00      1,992,629
------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of Deposit
                                (Cost $31,997,814) .....................                          31,910,755
------------------------------------------------------------------------------------------------------------
Yankee              15,000,000  Societe Generale, NY ...................       5.33  03/03/00     14,997,009
Certificates of
Deposit --
Variable
Rate -- 4.3%
------------------------------------------------------------------------------------------------------------
                                Total Yankee Certificates of
                                Deposit -- Variable Rate
                                (Cost $14,997,009) .....................                          14,997,009
------------------------------------------------------------------------------------------------------------
Time                15,000,000  Chase Manhattan Bank, Nassau ...........       5.25  11/01/99     15,000,000
Deposits --         10,000,000  Deutsche Bank AG, Grand
9.2%                             Cayman ........................... ....       5.34  11/01/99     10,000,000
                     7,151,000  State Street Bank & Trust Co. ..........       5.25  11/01/99      7,151,000
------------------------------------------------------------------------------------------------------------
                                Total Time Deposits
                                (Cost $32,151,000) .....................                          32,151,000
------------------------------------------------------------------------------------------------------------
Bank Notes --        5,000,000  First Union National Bank ..............       5.47  06/02/00      5,000,000
Variable
Rate -- 1.4%
------------------------------------------------------------------------------------------------------------
                                Total Bank Notes -- Variable Rate
                                (Cost $5,000,000) ......................                           5,000,000
------------------------------------------------------------------------------------------------------------
Corporate            3,000,000  Beta Finance Corp. .....................       5.62  06/15/00      3,013,200
Notes -- 1.7%        3,000,000  First USA Bank, NA .....................       6.08  10/10/00      2,993,202
------------------------------------------------------------------------------------------------------------
                                Total Corporate Notes
                                (Cost $5,998,560).......................                           6,006,402
------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==============================================================================================================
                                                                              Interest Maturity       Value
                  Face Amount                                                   Rate*    Date       (Note 1a)
==============================================================================================================
Corporate         $10,000,000  CIT Group Holdings Inc. ...................       5.55% 09/15/00    $ 9,990,919
Notes --            2,500,000  Ford Motor Credit Corp. ...................       5.45  05/05/00      2,497,635
Variable            5,000,000  General Electric Capital Corp. ............       6.13  04/12/00      4,998,100
Rate -- 8.3%        2,000,000  General Electric Capital Corp. ............       5.43  05/26/00      1,998,818
                    1,500,000  General Motors Acceptance Corp. ...........       5.20  12/01/00      1,498,477
                    5,000,000  NationsBank Corp. .........................       5.56  02/09/00      5,002,775
                    3,000,000  Racers 1998-MM 3 ..........................       5.51  01/21/00      3,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Corporate Notes --
                               Variable Rate (Cost $28,994,619) ..........                          28,986,724
--------------------------------------------------------------------------------------------------------------
Euro               10,000,000  BankAmerica Corp. .........................       8.38  12/15/99     10,037,534
Notes -- 2.8%
--------------------------------------------------------------------------------------------------------------
                               Total Euro Notes
                               (Cost $10,037,534) ........................                          10,037,534
--------------------------------------------------------------------------------------------------------------
Master              5,000,000  Combined Insurance Co. of
Notes --                        America ............................ .....       5.48  06/01/00      5,000,000
Variable           15,000,000  Goldman Sachs Group L.P. ..................       5.33  11/30/99     15,000,000
Rate -- 12.1%      10,000,000  Jackson National Life Insurance Co. .......       5.49  02/01/00     10,000,000
                    1,000,000  John Hancock Mutual Life
                               Insurance Co. .............................       5.44  08/01/00      1,000,000
                    1,500,000  Security Life of Denver Insurance Co. .....       5.51  03/23/00      1,500,000
                   10,000,000  TransAmerica Life Insurance &
                               Annuity Co. ...............................       5.49  03/24/00     10,000,000
--------------------------------------------------------------------------------------------------------------
                               Total Master Notes --  Variable Rate
                               (Cost $42,500,000) ........................                          42,500,000
--------------------------------------------------------------------------------------------------------------
Commercial          7,866,000  Alpine Securitization Corp. ...............       5.50  11/09/99      7,856,386
Paper -- 35.4%      4,000,000  BASF AG ...................................       5.40  12/30/99      3,964,600
                    4,000,000  Bear Stearns Companies, Inc. ..............       5.79  03/09/00      3,913,229
                   15,000,000  Centric Capital Corp. .....................       5.40  12/15/99     14,901,000
                    4,000,000  Countrywide Home Loans Inc. ...............       5.35  11/01/99      4,000,000
                   14,000,000  GTE Funding Inc. ..........................       5.40  11/05/99     13,991,600
                   15,000,000  Salomon, Smith Barney
                               Holdings, Inc. ............................       5.75  02/14/00     14,735,485
                    5,000,000  Santander Finance (DE) Inc. ...............       5.30  12/16/99      4,966,875
                   15,835,000  Toyota Motor Credit Corp. .................       5.30  11/01/99     15,835,000
                    5,000,000  Tulip Funding Corp. .......................       6.00  02/07/00      4,917,737


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=============================================================================================================
                                                                            Interest Maturity       Value
                 Face Amount                                                  Rate*    Date       (Note 1a)
=============================================================================================================
Commercial       $ 5,000,000  Tulip Funding Corp. ......................       5.74% 02/14/00    $  4,911,828
Paper             15,000,000  Variable Funding Capital Corp. ...........       5.36  11/01/99      15,000,000
(continued)       15,000,000  WCP Funding Inc. .........................       5.35  11/15/99      14,968,792
-------------------------------------------------------------------------------------------------------------
                              Total Commercial Paper
                              (Cost $123,984,325) ......................                          123,962,532
-------------------------------------------------------------------------------------------------------------
Commercial        10,000,000  CXC Inc. .................................       5.52  03/15/00       9,999,535
Paper --           1,000,000  Park Avenue Receivables Corp. ............       5.51  02/11/00         999,945
Variable
Rate -- 3.1%
-------------------------------------------------------------------------------------------------------------
                              Total Commercial Paper --
                              Variable Rate (Cost $10,999,575) .........                           10,999,480
-------------------------------------------------------------------------------------------------------------
Repurchase        20,000,000  Lehman Brothers Holdings Inc.,
Agreements**                   purchased on 10/29/99 ...................       5.00  11/01/99      20,000,000
-- 5.7%
-------------------------------------------------------------------------------------------------------------
                              Total Repurchase Agreements
                              (Cost $20,000,000) .......................                           20,000,000
-------------------------------------------------------------------------------------------------------------
                              Total Investments -- 99.8%
                              (Cost $350,165,223) ......................                          350,013,341
-------------------------------------------------------------------------------------------------------------
                              Other Assets Less Liabilities -- 0.2%                                   676,780
-------------------------------------------------------------------------------------------------------------
                              Net Assets -- Equivalent to $1.00
                              Per Share on 350,842,003
                              Shares of Beneficial Interest
                              Outstanding -- 100.0% ....................                         $350,690,121
=============================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1999, unrealized depreciation amounted to $151,882 and is comprised of $13,291 of appreciation and $165,173 in depreciation.

 *Commercial Paper and some U.S. Government and Agency Issues are traded on a discount basis; the interest rate shown is the discount rate paid at the time of the purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
================================================================================

Assets:
Total investments at value (identified cost $350,165,223) (Note 1a) ...................   $350,013,341
Cash ..................................................................................         85,851
Interest receivable ...................................................................        648,063
Prepaid expenses ......................................................................         87,496
                                                                                          ------------
   Total assets .......................................................................    350,834,751
                                                                                          ------------
Liabilities:
Advisory fee payable (Note 2) .........................................................         68,639
Dividends payable .....................................................................         53,678
Accrued expenses ......................................................................         22,313
                                                                                          ------------
   Total liabilities ..................................................................        144,630
                                                                                          ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 350,842,003 shares of beneficial interest outstanding) ...............................   $350,690,121
                                                                                          ============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ............................     $10,362,824
                                                                        -----------
Expenses:
Investment advisory fee (Note 2) ..................................     $   398,932
Accounting and custodian services .................................          38,222
Registration fees .................................................          32,671
Legal and audit fees ..............................................          11,245
Dividend and transfer agency fees .................................           7,369
Trustees' fees (Note 5) ...........................................           2,747
Printing and shareholder reports ..................................           1,584
Insurance .........................................................             985
Miscellaneous .....................................................           6,500
                                                                        ------------
   Total expenses .................................................         500,255
                                                                        ------------
   Net investment income ..........................................       9,862,569
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions ......     $     211
Net unrealized depreciation of investments ..........      (147,679)
                                                          ---------
   Net realized and unrealized loss from investments ..............        (147,468)
                                                                        -----------
Net Increase in Net Assets Resulting From Operations ..............     $ 9,715,101
                                                                        ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Statements of Changes in Net Assets (Unaudited)

                                                                     Six Months         For the Period
                                                                        Ended           June 15, 1998*
                                                                  October 31, 1999     to April 30, 1999
========================================================================================================
Increase (Decrease) in Net Assets:

Operations:

Net investment income ........................................      $  9,862,569         $ 17,950,747
Net realized gain from investment transactions ...............               211               23,721
Net unrealized depreciation of investments ...................          (147,679)              (4,203)
                                                                    ------------         ------------
Net increase in net assets resulting from operations .........         9,715,101           17,970,265
Total declared as dividends to shareholders (Note 4) .........        (9,862,780)         (17,974,468)
Capital share transactions (Note 3) ..........................       (86,826,272)         437,568,275
                                                                    ------------         ------------
Net increase (decrease) in net assets ........................       (86,973,951)         437,564,072

Net Assets:

Beginning of period (Note 3) .................................       437,664,072              100,000
                                                                    ------------         ------------
End of period ................................................      $350,690,121         $437,664,072
                                                                    ============         ============

--------------------------------------------------------------------------------
Merrill Lynch Rated Institutional Fund
Financial Highlights (Unaudited)

                                                                           Six Months           For the Period
                                                                             Ended              June 15, 1998*
                                                                        October 31, 1999       to April 30, 1999
=================================================================================================================
Net Asset Value, beginning of period .............................           $1.00                   $1.00
Income from Investment Operations:
 Net investment income ...........................................            .025                    .045
Less Distributions:
 Dividends from net investment income ............................           (.025)                  (.045)
                                                                             -----                   -----
Net Asset Value, end of period ...................................           $1.00                   $1.00
                                                                             =====                   =====
Total Return .....................................................            2.52%(1)                4.57%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) .................................        $350,690                $437,664
 Ratio of expenses to average net assets (before waiver) .........             .25%(2)                 .27%(2)
 Ratio of expenses to average net assets (after waiver) ..........              --                     .23%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (before waiver) ................................................            4.87%(2)                4.95%(2)
 Ratio of net investment income, including realized and
  unrealized gains and losses, to average net assets
  (after waiver) .................................................              --                    4.99%(2)

*Commencement of operations
(1) Cumulative total return
(2) On an annualized basis

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments
October 31, 1999 (Unaudited)

===================================================================================================================
                                                                                Interest   Maturity        Value
                   Face Amount                                                    Rate*      Date        (Note 1a)
===================================================================================================================
U.S.               $15,000,000     U.S. Treasury Notes ..................         7.75%    12/31/99     $15,060,945
Government &        50,000,000     Federal Home Loan Banks ..............         4.94     01/19/00      49,915,045
Agency              10,000,000     Federal Home Loan Banks ..............         5.08     04/28/00       9,967,769
Issues -- 37.5%     20,500,000     Federal Home Loan Banks ..............         6.09     11/03/00      20,496,720
                    20,000,000     Federal Home Loan Mortgage
                                   Corp. ................................         5.18     11/24/00      19,819,858
                    10,000,000     Federal Home Loan Mortgage
                                   Corp. ................................         5.15     01/26/01       9,887,560
                     5,000,000     Federal Home Loan Mortgage
                                   Corp. ................................         5.18     02/09/01       4,943,520
                    10,000,000     Federal National Mortgage Assoc.......         4.89     10/13/00       9,898,219
                    16,000,000     Federal National Mortgage Assoc.......         5.07     12/14/00      15,830,046
                    10,000,000     Federal National Mortgage Assoc.......         4.99     02/22/00       9,982,210
                    15,000,000     Federal National Mortgage Assoc.......         5.18     03/10/00      14,976,675
                    10,000,000     Federal National Mortgage Assoc.......         5.02     04/26/00       9,966,429
                     5,380,000     Federal National Mortgage Assoc.......         6.00     06/21/01       5,357,183
                    25,000,000     Student Loan Marketing Assoc. ........         5.57     03/17/00      24,992,723
                     2,000,000     Federal Farm Credit Banks D/N ........         4.65     11/24/99       1,994,058
                    15,000,000     Federal Farm Credit Banks D/N ........         4.69     04/11/00      14,627,864
                    25,000,000     Federal Home Loan Banks D/N ..........         5.57     03/03/00      24,533,768
                    26,575,000     Federal Home Loan Banks D/N ..........         4.74     03/17/00      26,021,350
                    16,058,000     Federal Home Loan Banks D/N ..........         5.45     03/24/00      15,705,038
                    10,187,000     Federal Home Loan Banks D/N ..........         5.52     04/04/00       9,944,966
                    25,000,000     Federal Home Loan Banks D/N ..........         4.70     04/14/00      24,366,651
                    20,000,000     Federal Home Loan Banks D/N ..........         4.77     05/05/00      19,423,438
                    25,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ............................         5.09     12/17/99      24,837,403
                    25,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ............................         5.15     12/20/99      24,824,757
                    10,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ............................         5.23     12/21/99       9,927,361
                    25,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ............................         5.10     12/23/99      24,815,833
                    30,000,000     Federal Home Loan Mortgage
                                   Corp. D/N ............................         5.51     02/04/00      29,563,677


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===============================================================================================================
                                                                             Interest  Maturity        Value
                 Face Amount                                                   Rate*     Date        (Note 1a)
===============================================================================================================
U.S.             $25,000,000     Federal Home Loan Mortgage
Government &                      Corp. D/N ........................ .         5.52%   02/10/00    $ 24,612,598
Agency            47,817,000     Federal Home Loan Mortgage
Issues                            Corp. D/N ........................ .         5.55    03/10/00      46,870,635
(continued)        7,891,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.20    03/30/00       7,710,125
                  15,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.53    04/04/00      14,644,157
                  10,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.08    06/02/00       9,667,647
                  10,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.22    06/02/00       9,667,647
                  10,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.20    06/06/00       9,661,173
                  15,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.22    06/15/00      14,469,836
                  15,000,000     Federal Home Loan Mortgage
                                 Corp. D/N ...........................         5.23    06/15/00      14,469,836
                  25,000,000     Federal National Mortgage Assoc. D/N          5.12    11/08/99      24,975,111
                  22,964,000     Federal National Mortgage Assoc. D/N          5.21    12/22/99      22,794,507
                  50,000,000     Federal National Mortgage Assoc. D/N          5.05    12/23/99      49,635,278
                  10,720,000     Federal National Mortgage Assoc. D/N          5.10    12/23/99      10,641,029
                  25,000,000     Federal National Mortgage Assoc. D/N          5.15    12/27/99      24,799,722
                  50,000,000     Federal National Mortgage Assoc. D/N          5.11    12/28/99      49,595,458
                  35,000,000     Federal National Mortgage Assoc. D/N          5.50    02/25/00      34,374,067
                  25,000,000     Federal National Mortgage Assoc. D/N          5.59    04/10/00      24,383,088
                  20,000,000     Federal National Mortgage Assoc. D/N          5.60    04/10/00      19,506,470
                  10,000,000     Federal National Mortgage Assoc. D/N          5.60    04/17/00       9,742,103
                  40,000,000     Federal National Mortgage Assoc. D/N          5.60    04/24/00      38,923,737
---------------------------------------------------------------------------------------------------------------
                                 Total U.S. Government & Agency
                                 Issues (Cost $934,089,967) ..........                              932,825,290
---------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

====================================================================================================================
                                                                                Interest  Maturity        Value
                 Face Amount                                                      Rate*     Date        (Note 1a)
====================================================================================================================
U.S.             $ 50,000,000      Federal Farm Credit Banks ............         5.26%   01/20/00    $   50,000,000
Government         20,000,000      Federal Farm Credit Banks ............         5.54    07/24/00        20,033,243
Agency             70,000,000      Federal Home Loan Banks ..............         5.31    11/09/99        69,998,947
Issues --          15,000,000      Federal Home Loan Banks ..............         5.31    11/12/99        14,999,733
Variable           50,000,000      Federal Home Loan Banks ..............         5.30    03/17/00        49,990,829
Rate -- 43.1%     100,000,000      Federal Home Loan Banks ..............         5.31    04/14/00        99,982,328
                   26,000,000      Federal Home Loan Banks ..............         5.66    04/24/00        25,995,159
                   50,000,000      Federal Home Loan Banks ..............         5.22    05/12/00        49,977,589
                   25,000,000      Federal Home Loan Banks ..............         5.30    05/17/00        24,993,373
                   75,000,000      Federal Home Loan Banks ..............         5.61    07/14/00        74,973,771
                   50,000,000      Federal Home Loan Banks ..............         5.38    09/01/00        49,983,750
                  100,000,000      Federal Home Loan Mortgage Corp.               5.21    03/20/00        99,969,482
                   75,000,000      Federal Home Loan Mortgage Corp.               5.65    07/14/00        74,973,771
                   50,000,000      Federal National Mortgage Assoc.......         5.16    05/05/00        49,984,246
                   75,000,000      Federal National Mortgage Assoc.......         5.22    08/02/00        74,961,962
                   30,000,000      Student Loan Marketing Assoc. ........         5.43    11/18/99        29,992,099
                  100,000,000      Student Loan Marketing Assoc. ........         5.23    12/03/99        99,994,301
                   25,000,000      Student Loan Marketing Assoc. ........         5.55    01/12/00        24,999,092
                   10,000,000      Student Loan Marketing Assoc. ........         5.59    02/04/00         9,999,375
                   50,000,000      Student Loan Marketing Assoc. ........         5.80    02/14/00        49,990,143
                   25,000,000      Student Loan Marketing Assoc. ........         5.80    09/29/00        24,995,709
--------------------------------------------------------------------------------------------------------------------
                                   Total U.S. Government Agency
                                   Issues -- Variable Rate
                                   (Cost $1,070,788,902) ................                              1,070,788,902
--------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

================================================================================================================
                                                                          Interest  Maturity          Value
                Face Amount                                                 Rate*     Date          (Note 1a)
================================================================================================================
Repurchase      $ 20,000,000      Lehman Brothers Inc.,
Agreements**                      purchased on 10/29/99 ...........         5.25%   11/01/99      $   20,000,000
-- 19.8%         200,000,000      Lehman Brothers Inc.,
                                  purchased on 10/29/99 ...........         5.29    11/01/99         200,000,000
                 225,000,000      SG Cowen Securities Corp.,
                                  purchased on 10/29/99 ...........         5.31    11/01/99         225,000,000
                  46,797,000      State Street Bank and Trust,
                                  purchased on 10/29/99 ...........         5.17    11/01/99          46,797,000
----------------------------------------------------------------------------------------------------------------
                                  Total Repurchase Agreements
                                  (Cost $491,797,000)..............                                  491,797,000
----------------------------------------------------------------------------------------------------------------
                                  Total Investments -- 100.4%
                                  (Cost $2,496,675,869)............                                2,495,411,192
----------------------------------------------------------------------------------------------------------------
                                  Liabilities in Excess of Other
                                  Assets -- (0.4%) ................                                  (10,992,224)
----------------------------------------------------------------------------------------------------------------
                                  Net Assets -- Equivalent to $1.00
                                  Per Share on 2,485,683,645 Shares
                                  of Beneficial Interest
                                  Outstanding -- 100.0% ...........                               $2,484,418,968
================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1999, unrealized depreciation amounted to $1,264,677 and is comprised of $54,814 of appreciation and $1,319,491 in depreciation.

 *Repurchase Agreements bear interest payable at fixed dates or upon maturity.
  U.S. Government and Agency Issues are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. Other U.S. Government and Agency Issues bear interest at the rates shown, payable at fixed dates or upon maturity; the rates shown are the rates in effect at October 31, 1999. For variable rate instruments, the next date on which the interest rate is to be adjusted is deemed the maturity date for valuation.
**Repurchase Agreements are fully collateralized by U.S. Government and Agency
  Obligations.

D/N--Discount Notes


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Total investments at value (identified cost $2,496,675,869) (Note 1a)............     $2,495,411,192
Cash ............................................................................            952,562
Receivable for investments sold .................................................         25,000,000
Interest receivable .............................................................          9,474,392
Prepaid expenses ................................................................             21,720
                                                                                      --------------
   Total assets .................................................................      2,530,859,866
                                                                                      --------------
Liabilities:
Advisory fee payable (Note 2) ...................................................            420,473
Payable for investments purchased ...............................................         45,496,720
Dividends payable ...............................................................            383,567
Accrued expenses ................................................................            140,138
                                                                                      --------------
   Total liabilities ............................................................         46,440,898
                                                                                      --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 2,485,683,645 shares of beneficial interest outstanding) .......................     $2,484,418,968
                                                                                      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) .................................     $65,057,808
                                                                             -----------
Expenses:
Investment advisory fee (Note 2) .......................     $ 4,002,696
Registration fees ......................................         222,648
Dividend and transfer agency fees ......................         146,492
Accounting and custodian services ......................          78,568
Printing and shareholder reports .......................          15,831
Legal and audit fees ...................................          15,118
Trustees' fees (Note 5) ................................          11,546
Insurance ..............................................           5,918
Miscellaneous ..........................................          14,500
                                                             -----------
   Total expenses ......................................       4,513,317
Waived investment advisory fee (Note 2) ................      (1,464,460)      3,048,857
                                                             -----------     -----------
   Net investment income ...............................................      62,008,951
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain from investment transactions .........          12,280
Net unrealized depreciation of investments .............      (1,143,239)
                                                             -----------
   Net realized and unrealized loss from investments ...................      (1,130,959)
                                                                             -----------
Net Increase in Net Assets Resulting From Operations ...................     $60,877,992
                                                                             ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Statements of Changes in Net Assets (Unaudited)

                                                                          Six Months              Year
                                                                             Ended               Ended
                                                                       October 31, 1999      April 30, 1999
==========================================================================================================
Increase (Decrease) in Net Assets:

Operations:

Net investment income .............................................     $   62,008,951      $  124,467,945
Net realized gain from investment transactions ....................             12,280             180,541
Net unrealized appreciation (depreciation) of investments .........         (1,143,239)             80,459
                                                                        --------------      --------------
Net increase in net assets resulting from operations ..............         60,877,992         124,728,945
Total declared as dividends to shareholders (Note 4) ..............        (62,021,231)       (124,648,486)
Capital share transactions (Note 3) ...............................       (151,110,099)        521,999,418
                                                                        --------------      --------------
Net increase (decrease) in net assets .............................       (152,253,338)        522,079,877

Net Assets:

Beginning of period ...............................................      2,636,672,306       2,114,592,429
                                                                        --------------      --------------
End of period .....................................................     $2,484,418,968      $2,636,672,306
                                                                        ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Government Fund
Financial Highlights (Unaudited)

                                                     Six Months
                                                        Ended
                                                     October 31,
                                                        1999
===================================================================
Net Asset Value, beginning of period ..........           $1.00
Income from Investment Operations:
 Net investment income ........................            .025
Less Distributions:
 Dividends from net investment income                     (.025)
                                                          -----
Net Asset Value, end of period ................           $1.00
                                                          =====
Total Return ..................................            2.49%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............      $2,484,419
 Ratio of expenses to average net
  assets (before waiver) ......................             .36%(2)
 Ratio of expenses to average net
  assets (after waiver) .......................             .24%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ......................            4.68%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) .......................            4.80%(2)

                                                                            Year Ended April 30,
                                                  ----------------------------------------------------------------------
                                                     1999           1998           1997           1996           1995
========================================================================================================================
Net Asset Value, beginning of period ..........        $1.00          $1.00          $1.00          $1.00          $1.00
Income from Investment Operations:
 Net investment income ........................         .050           .053           .052           .055           .049
Less Distributions:
 Dividends from net investment income                  (.050)         (.053)         (.052)         (.055)         (.049)
                                                       -----          -----          -----          -----          -----
Net Asset Value, end of period ................        $1.00          $1.00          $1.00          $1.00          $1.00
                                                       =====          =====          =====          =====          =====
Total Return ..................................         5.16%          5.48%          5.31%          5.67%          4.99%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ..............   $2,636,672     $2,114,592     $2,017,399     $1,643,625     $1,601,085
 Ratio of expenses to average net
  assets (before waiver) ......................          .36%           .37%           .38%           .38%           .37%
 Ratio of expenses to average net
  assets (after waiver) .......................          .24%           .25%           .26%           .26%           .24%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) ......................         4.90%          5.24%          5.07%          5.37%          4.82%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) .......................         5.02%          5.36%          5.19%          5.49%          4.95%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments
October 31, 1999 (Unaudited)

===========================================================================================================
                                                                        Interest   Maturity        Value
                   Face Amount                                            Rate*      Date        (Note 1a)
===========================================================================================================
U.S.               $33,110,000     U.S. Treasury Bills ..........         4.53%    11/12/99     $33,064,170
Government          14,208,000     U.S. Treasury Bills ..........         4.83     11/26/99      14,160,344
Issues -- 99.5%     50,000,000     U.S. Treasury Bills ..........         4.84     12/02/99      49,791,826
                    65,000,000     U.S. Treasury Bills ..........         4.85     12/02/99      64,728,815
                       608,000     U.S. Treasury Bills ..........         4.52     12/09/99         605,099
                     4,341,000     U.S. Treasury Bills ..........         4.55     12/09/99       4,320,174
                       960,000     U.S. Treasury Bills ..........         4.56     12/09/99         955,379
                     9,500,000     U.S. Treasury Bills ..........         4.57     12/09/99       9,454,173
                     1,449,000     U.S. Treasury Bills ..........         4.67     01/06/00       1,436,671
                    17,890,000     U.S. Treasury Bills ..........         4.68     01/06/00      17,737,786
                    20,000,000     U.S. Treasury Bills ..........         4.73     01/06/00      19,829,833
                    47,000,000     U.S. Treasury Bills ..........         4.77     01/06/00      46,600,108
                     8,000,000     U.S. Treasury Bills ..........         4.81     01/06/00       7,931,933
                    18,547,000     U.S. Treasury Bills ..........         4.85     01/06/00      18,389,196
                    20,000,000     U.S. Treasury Bills ..........         4.90     01/06/00      19,829,833
                     5,869,000     U.S. Treasury Bills ..........         4.96     01/27/00       5,799,394
                    13,700,000     U.S. Treasury Bills ..........         4.98     01/27/00      13,537,518
                    23,000,000     U.S. Treasury Bills ..........         4.99     01/27/00      22,727,220
                    45,706,000     U.S. Treasury Bills ..........         4.90     02/10/00      45,080,002
                       439,000     U.S. Treasury Bills ..........         4.93     02/10/00         432,987
                    55,000,000     U.S. Treasury Notes ..........         5.88     11/15/99      55,018,382
                    45,000,000     U.S. Treasury Notes ..........         5.63     11/30/99      45,023,973
                    41,359,000     U.S. Treasury Notes ..........         7.75     11/30/99      41,447,241


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=================================================================================================================
                                                                              Interest  Maturity        Value
                  Face Amount                                                   Rate*     Date        (Note 1a)
=================================================================================================================
U.S.              $25,000,000     U.S. Treasury Notes .................         5.38%   01/31/00     $ 25,015,625
Government         30,000,000     U.S. Treasury Notes .................         7.75    01/31/00       30,196,890
Issues             25,000,000     U.S. Treasury Notes .................         5.88    02/15/00       25,250,000
(continued)         5,000,000     U.S. Treasury Notes .................         8.50    02/15/00        5,010,940
                    8,000,000     U.S. Treasury Notes .................         5.50    02/29/00        8,007,504
-----------------------------------------------------------------------------------------------------------------
                                  Total Investments -- 99.5%
                                  (Cost $631,155,901)..................                               631,383,016
-----------------------------------------------------------------------------------------------------------------
                                  Other Assets Less Liabilities -- 0.5%                                 3,085,012
-----------------------------------------------------------------------------------------------------------------
                                  Net Assets -- Equivalent to $1.00
                                  Per Share on 634,240,913 Shares
                                  of Beneficial Interest
                                  Outstanding -- 100.0% ...............                              $634,468,028
=================================================================================================================

Note--Costs for federal income tax purposes are the same as those shown above. At October 31, 1999, net unrealized appreciation amounted to $227,115 and is comprised of $261,848 in appreciation and $34,733 in depreciation.

*U.S. Treasury Bills are purchased on a discount basis; the interest rate shown is the discount paid at the time of purchase by the Fund. U.S. Treasury Notes bear interest payable at fixed dates or upon maturity.


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
================================================================================

Assets:
Total investments at value (identified cost $631,155,901) (Note 1a) ...................   $631,383,016
Cash ..................................................................................        862,803
Interest receivable ...................................................................      5,309,941
Prepaid expenses ......................................................................         12,004
                                                                                          ------------
   Total assets .......................................................................    637,567,764
                                                                                          ------------
Liabilities:
Advisory fee payable (Note 2) .........................................................        110,092
Payable for fund shares repurchased ...................................................      2,913,431
Accrued expenses ......................................................................         44,083
Dividends payable .....................................................................         32,130
                                                                                          ------------
   Total liabilities ..................................................................      3,099,736
                                                                                          ------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 634,240,913 shares of beneficial interest outstanding) ...............................   $634,468,028
                                                                                          ============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
================================================================================

Investment Income:
Interest and discount earned (Note 1d) ...............................     $16,590,736
                                                                           -----------
Expenses:
Investment advisory fee (Note 2) .......................    $1,215,732
Registration fees ......................................        60,000
Dividend and transfer agency fees ......................        54,678
Accounting and custodian services ......................        37,366
Legal and audit fees ...................................         6,420
Trustees' fees (Note 5) ................................         3,298
Printing and shareholder reports .......................         2,627
Insurance ..............................................         1,523
Miscellaneous ..........................................        11,157
                                                            ----------
   Total expenses ......................................     1,392,801
Waived investment advisory fee (Note 2) ................      (512,188)        880,613
                                                            ----------     -----------
   Net investment income .............................................      15,710,123
Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions .........       107,769
Net unrealized appreciation of investments .............       271,331
                                                            ----------
   Net realized and unrealized gain from investments .................         379,100
                                                                           -----------
Net Increase in Net Assets Resulting From Operations .................     $16,089,223
                                                                           ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Statements of Changes in Net Assets (Unaudited)

                                                                       Six Months               Year
                                                                          Ended                Ended
                                                                    October 31, 1999       April 30, 1999
=========================================================================================================
Decrease in Net Assets:

Operations:

Net investment income .............................................   $ 15,710,123          $  35,098,764
Net realized gain from investment transactions ....................        107,769                339,022
Net unrealized appreciation (depreciation) of investments .........        271,331               (984,043)
                                                                      ------------          -------------
Net increase in net assets resulting from operations ..............     16,089,223             34,453,743
Total declared as dividends to shareholders (Note 4) ..............    (15,817,892)           (35,437,786)
Capital share transactions (Note 3) ...............................    (46,143,790)           (77,872,328)
                                                                      ------------          -------------
Net decrease in net assets ........................................    (45,872,459)           (78,856,371)

Net Assets:

Beginning of period ...............................................    680,340,487            759,196,858
                                                                      ------------          -------------
End of period .....................................................   $634,468,028          $ 680,340,487
                                                                      ============          =============

--------------------------------------------------------------------------------
Merrill Lynch Treasury Fund
Financial Highlights (Unaudited)

                                                     Six Months
                                                       Ended
                                                     October 31,
                                                        1999
==================================================================
Net Asset Value, beginning of period ...........         $1.00
Income from Investment Operations:
 Net investment income .........................          .023
Less Distributions:
 Dividends from net investment income ..........         (.023)
                                                         -----
Net Asset Value, end of period .................         $1.00
                                                         =====
Total Return ...................................          2.29%(1)
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...............      $634,468
 Ratio of expenses to average net
  assets (before waiver) .......................           .39%(2)
 Ratio of expenses to average net
  assets (after waiver) ........................           .25%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .......................          4.43%(2)
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ........................          4.57%(2)

                                                                       Year Ended April 30,
                                                   ------------------------------------------------------------
                                                     1999         1998         1997         1996         1995
===============================================================================================================
Net Asset Value, beginning of period ...........      $1.00        $1.00        $1.00        $1.00        $1.00
Income from Investment Operations:
 Net investment income .........................       .046         .051         .049         .052         .045
Less Distributions:
 Dividends from net investment income ..........      (.046)       (.051)       (.049)       (.052)       (.045)
                                                      -----        -----        -----        -----        -----
Net Asset Value, end of period .................      $1.00        $1.00        $1.00        $1.00        $1.00
                                                      =====        =====        =====        =====        =====
Total Return ...................................       4.76%        5.24%        5.08%        5.37%        4.68%
Ratios/Supplemental Data:
 Net Assets, end of period (000) ...............   $680,340     $759,197     $611,844     $514,123     $342,844
 Ratio of expenses to average net
  assets (before waiver) .......................        .39%         .41%         .42%         .41%         .44%
 Ratio of expenses to average net
  assets (after waiver) ........................        .25%         .26%         .27%         .26%         .29%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (before waiver) .......................       4.36%        5.11%        4.85%        5.09%        4.58%
 Ratio of net investment income,
  including realized and unrealized
  gains and losses, to average net
  assets (after waiver) ........................       4.50%        5.26%        5.00%        5.24%        4.73%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments
October 31, 1999 (Unaudited)

=======================================================================================================
                                                                                                Value
                 Face Amount                             Issue                               (Note 1a)
=======================================================================================================
Alabama --       $20,000,000     Montgomery, Alabama IDB PCR (General Electric Co.)
1.9%                             CP 3.55% due 11/04/1999 ...............................    $20,000,000
                                 Mobile, Alabama Port City Medical Clinic Board Revenue
                                 (Infirmary Health Systems--Series A) CP:
                  11,000,000     3.55% due 01/31/2000 ..................................     11,000,000
                  15,000,000     3.55% due 02/14/2000 ..................................     15,000,000
-------------------------------------------------------------------------------------------------------
Arizona --        11,250,000     Salt River Project of Arizona, Agricultural Improvement
0.5%                             & Electrical Systems Revenue CP 3.50% due
                                 01/27/2000 ............................................     11,250,000
-------------------------------------------------------------------------------------------------------
Arkansas --       10,000,000     Arkansas Hospital Equipment Finance Authority Revenue
0.5%                             (AHA Pooled Financing Program) VRDN 3.60% due
                                 11/01/2028 (a) ........................................     10,000,000
                   2,665,000     Arkansas State Development Finance Authority Single
                                 Family Mortgage Revenue (Series C) FXRDN 3.00%
                                 due 03/01/2000 ........................................      2,665,000
-------------------------------------------------------------------------------------------------------
Colorado --       11,695,000     Denver, Colorado City & County Airport Revenue
1.6%                             (Municipal Securities Trust Receipts--SGA 18) VRDN
                                 3.55% due 11/15/2025 (a) ..............................     11,695,000
                   7,800,000     Douglas County, Colorado School District (Douglas and
                                 Elbert Counties) TAN 3.50% due 06/30/2000 .............      7,845,021
                   5,600,000     Montrose, Colorado IDR (Scaled Manufacturing Inc.)
                                 VRDN 3.65% due 12/01/2005 (a) .........................      5,600,000
                  14,290,000     Pitkin County, Colorado IDR (Aspen Skiing Co. Project--
                                 Series A) DDN 3.50% due 04/01/2016 (a) ................     14,290,000
-------------------------------------------------------------------------------------------------------
District of                      District of Columbia General Fund Recovery DDN:
Columbia --        5,200,000     (Series B-1) 3.75% due 06/01/2003 (a) .................      5,200,000
1.5%               7,600,000     (Series B-2) 3.75% due 06/01/2003 (a) .................      7,600,000
                                 Metropolitan, Washington D.C. Airport Authority CP:
                  18,000,000     (Series 99-A) 3.50% due 11/22/1999 ....................     18,000,000
                   5,000,000     (Series 99-B) 3.50% due 12/21/1999 ....................      5,000,000
-------------------------------------------------------------------------------------------------------
Florida --        25,400,000     Capital Projects Finance Authority Revenue (Florida
6.2%                             Hospital Association Capital Projects--Series A) VRDN
                                 3.55% due 06/01/2028 (a) ..............................     25,400,000
                   9,900,000     Eagle Tax-Exempt Trust--Florida State Board of
                                 Education (Series 96C0917) VRDN 3.54% due
                                 06/01/2017 (a) ........................................      9,900,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==========================================================================================================
                                                                                                  Value
                  Face Amount                             Issue                                 (Note 1a)
==========================================================================================================
Florida           $53,865,000     Florida State Board of Education Capital Outlay
(continued)                        (Municipal Securities Trust Receipts--SGA 67) DDN
                                  3.55% due 06/01/2022 (a) ................................    $53,865,000
                    9,551,000     Greater Orlando Aviation Authority, Airport Facilities
                                  Revenue CP (Series A-51) 3.54% due 12/15/1999 ...........      9,551,000
                   20,000,000     Gulf Breeze, Florida Health Care Facilities Revenue
                                  (Heritage Health Care Project) VRDN 3.62% due
                                  01/01/2024 (a) ..........................................     20,000,000
                   25,000,000     Jacksonville, Florida Electric Authority Notes (Series A)
                                  CP 3.50% due 01/28/2000 .................................     25,000,000
                    4,640,000     Lee County, Florida IDA Revenue (Raymond Building
                                  Supply Corp.) VRDN 3.70% due 04/01/2017 (a) .............      4,640,000
----------------------------------------------------------------------------------------------------------
Georgia --          6,640,000     Albany & Dougherty County, Georgia Hospital Authority
6.7%                              Revenue (Phoebe Putney Memorial Hospital) VRDN
                                  3.60% due 09/01/2026 (a) ................................      6,640,000
                    6,600,000     Atlanta, Georgia Urban Residential Finance Authority
                                  M/F Revenue (The Park at Lakewood) VRDN 3.70%
                                  due 11/01/2022 (a) ......................................      6,600,000
                    5,400,000     Atlanta, Georgia Urban Residential Finance Authority
                                  M/F Revenue (New Community East Lake Project)
                                  VRDN 3.70% due 11/01/2028 (a) ...........................      5,400,000
                    3,200,000     Burke County, Georgia Development Authority PCR
                                  (Georgia Power Co.) DDN 3.50% due 07/01/2024 (a) ........      3,200,000
                                  Burke County, Georgia Development Authority PCR
                                  (Georgia Power Co.) CP:
                   15,000,000     3.65% due 11/01/1999 ....................................     15,000,000
                   25,000,000     3.70% due 02/15/2000 ....................................     25,000,000
                   10,300,000     Chatham County, Georgia TAN 4.00% due 12/30/1999 ........     10,308,136
                                  Eagle Tax-Exempt Trust--State of Georgia VRDN:
                   19,145,000     (Series 981002) 3.54% due 07/01/2014 (a) ................     19,145,000
                   20,245,000     (Series 981003) 3.54% due 07/15/2015 (a) ................     20,245,000
                    9,000,000     La Grange, Georgia Development Authority IDR (Reltec
                                  Corp. Project) VRDN 3.65% due 12/01/2021 (a) ............      9,000,000
                   19,650,000     Georgia Municipal Electric Authority (General
                                  Resolution--Series 85A) CP 3.65% due 02/11/2000 .........     19,650,000
                   20,000,000     Southern Georgia Hospital Authority Revenue (Georgia
                                  Alliance of Community Hospitals) VRDN 3.60%
                                  due 04/01/2029 (a) ......................................     20,000,000
----------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

========================================================================================================
                                                                                                Value
                Face Amount                             Issue                                 (Note 1a)
========================================================================================================
Idaho --        $ 3,390,000      Madison, Idaho Economic Development Corp. IDR (Floyd
0.1%                             Wilcox & Sons, Inc. Project) VRDN 3.70% due
                                 08/01/2012 (a) ...........................................  $ 3,390,000
--------------------------------------------------------------------------------------------------------
Illinois --       2,700,000      Aurora, Illinois IDR (Aztech Engineering Inc. Project)
5.3%                             VRDN 3.70% due 10/01/2018 (a) ............................    2,700,000
                  4,300,000      Chicago, Illinois IDR (Enterprise Center Project) VRDN
                                 3.59% due 06/01/2022 (a) .................................    4,300,000
                  6,400,000      Chicago, Illinois Solid Waste Disposal Facilities
                                 Revenue (Groot Industries Inc.) VRDN 3.70%
                                 due 12/01/2015 (a) .......................................    6,400,000
                  3,150,000      Des Plaines, Illinois IDR (East Golf Road LLC Project)
                                 VRDN 3.70% due 05/01/2017 (a) ............................    3,150,000
                  3,300,000      Elgin, Illinois IDR (Starro Precision Products Inc.) VRDN
                                 3.70% due 06/01/2025 (a) .................................    3,300,000
                  1,500,000      Geneva, Illinois IDR (Continental Envelope Corp. Project)
                                 VRDN 3.70% due 09/01/2006 (a) ............................    1,500,000
                 10,000,000      Illinois Health Facilities Authority Revenue (Evanston
                                 Hospital Corp.--Series E) CP 2.95% due 11/30/1999 ........   10,000,000
                 21,000,000      Illinois Health Facilities Authority Revenue (Victory
                                 Health Services--Series 19) CP 3.65% due 12/06/1999 ......   21,000,000
                 13,850,000      Illinois Health Facilities Authority Revenue (Resurrection
                                 Health Care Systems--Series A) DDN 3.55% due
                                 05/01/2029 (a) ...........................................   13,850,000
                 11,300,000      Illinois Health Facilities Authority Revenue (Northwestern
                                 Memorial Hospital) DDN 3.50% due 08/15/2025 (a) ..........   11,300,000
                  6,740,000      Illinois Health Facilities Authority Revenue
                                 (Riverside Health Systems--Series B) VRDN 3.55%
                                 due 11/15/2016 (a) .......................................    6,740,000
                  5,000,000      Illinois Health Facilities Authority Revenue (Pekin
                                 Memorial Hospital) VRDN 3.55% due 08/15/2017 (a) .........    5,000,000
                 10,000,000      Illinois Health Facilities Authority Revenue (Friend
                                 Village of Schaumburg--Series 97-B) VRDN 3.55%
                                 due 12/01/2020 (a) .......................................   10,000,000
                  2,000,000      Illinois State Development Finance Authority IDR
                                 (CPR/Downers Grove Partnership) VRDN 3.70%
                                 due 12/01/2005 (a) .......................................    2,000,000
                  1,500,000      Illinois State Development Finance Authority IDR (Revcor
                                 Inc. Project) VRDN 3.59% due 06/01/2008 (a) ..............    1,500,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===========================================================================================================
                                                                                                   Value
                 Face Amount                             Issue                                   (Note 1a)
===========================================================================================================
Illinois         $ 3,125,000      Illinois State Development Finance Authority IDR
(continued)                        (Rockford College Project) VRDN 3.55% due
                                  02/01/2001 (a) .............................................  $ 3,125,000
                   3,500,000      Illinois State Development Finance Authority IDR
                                  (Design Automotive LLC Project) VRDN 3.70%
                                  due 06/01/2011 (a) .........................................    3,500,000
                  10,000,000      Illinois State Development Finance Authority Revenue
                                  (Local Government Financing--Series A) VRDN 3.60%
                                  due 09/01/2029 (a) .........................................   10,000,000
                   2,500,000      Illinois State Educational Facilities Authority Revenue (Art
                                  Institute of Chicago) VRDN 3.50% due 03/01/2027 (a)             2,500,000
                   2,570,000      Peoria, Illinois IDR (CDC Realty L.P. Project) VRDN
                                  3.70% due 12/01/2014 (a) ...................................    2,570,000
                   4,000,000      Upper Illinois River Valley Authority, Solid Waste
                                  Disposal Revenue (Exolon-Esk Co. Project) VRDN
                                  3.70% due 12/01/2021 (a) ...................................    4,000,000
-----------------------------------------------------------------------------------------------------------
Indiana --         6,490,000      Anderson, Indiana EDR (Applecreek Commons L.P.)
2.9%                              VRDN 3.65% due 12/01/2027 (a) ..............................    6,490,000
                   2,665,000      Bloomington, Indiana EDR (Bloomington Square Project)
                                  VRDN 3.55% due 12/01/2008 (a) ..............................    2,665,000
                  14,000,000      Carmel Clay, Indiana School District TAN 3.70%
                                  due 12/31/1999 .............................................   14,007,800
                   2,500,000      Connersville, Indiana EDR (Inland Southern Corp.
                                  Project) VRDN 3.65% due 02/01/2012 (a) .....................    2,500,000
                   2,500,000      Crawfordsville, Indiana EDR (Performance Master LLC
                                  Project) VRDN 3.75% due 10/01/2018 (a) .....................    2,500,000
                   4,365,000      Elkhart County, Indiana EDR (Patriot Homes Inc. Project)
                                  VRDN 3.70% due 08/01/2012 (a) ..............................    4,365,000
                  13,305,000      Fort Wayne, Indiana Hospital Authority Municipal
                                  Securities Trust (Series 19) FXRDN 3.40% due
                                  11/03/1999 .................................................   13,305,000
                   3,000,000      Greencastle, Indiana IDR (Crown Equipment Corp.
                                  Project) VRDN 3.70% due 02/01/2011 (a) .....................    3,000,000
                     575,000      Greendale, Indiana EDR (Pripak Inc. Project) VRDN
                                  3.70% due 12/01/2003 (a) ...................................      575,000
                   2,375,000      Indiana State Development Finance Authority EDR
                                  (Hart Housing Group Inc. Project) VRDN 3.70%
                                  due 06/01/2011 (a) .........................................    2,375,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

========================================================================================================
                                                                                                Value
                 Face Amount                             Issue                                (Note 1a)
========================================================================================================
Indiana          $ 3,055,000      Indiana State Development Finance Authority
(continued)                        EDR (Haulin Trailers Project) VRDN 3.90%
                                  due 12/01/2017 (a) ......................................  $ 3,055,000
                   1,680,000      Indiana State Development Finance Authority IDR
                                  (Centurion Industries Inc. Project) VRDN 3.70%
                                  due 10/01/2005 (a) ......................................    1,680,000
                   4,565,000      Indiana State Educational Facilities Authority Revenue
                                  (Wesleyan University Project) VRDN 3.55% due
                                  12/01/2015 (a) ..........................................    4,565,000
                   5,000,000      Indiana State Health Facilities Financing Authority
                                  Revenue (Hartsfield Village Project) VRDN 3.55%
                                  due 08/15/2027 (a) ......................................    5,000,000
                   2,000,000      Muncie, Indiana IDR (Diamond Plastics Corp. Project)
                                  VRDN 3.75% due 10/01/2006 (a) ...........................    2,000,000
                   1,440,000      New Castle, Indiana EDR (Barden Homes Indiana Inc.)
                                  VRDN 3.70% due 08/01/2010 (a) ...........................    1,440,000
--------------------------------------------------------------------------------------------------------
Kansas --                         Butler County, Kansas Solid Waste Disposal &
2.1%                              Cogeneration Revenue (Texaco Refining & Marketing)
                                  DDN:
                  15,400,000      (Series A) 3.65% due 08/01/2024 (a) .....................   15,400,000
                  33,600,000      (Series B) 3.65% due 08/01/2024 (a) .....................   33,600,000
                   1,150,000      Spring Hill, Kansas IDR (Abrasive Engineering Project)
                                  VRDN 3.52% due 10/01/2016 (a) ...........................    1,150,000
--------------------------------------------------------------------------------------------------------
Kentucky --        4,280,000      Crestview Hill, Kentucky Industrial Building Revenue
4.5%                              (Thomas More College Project) VRDN 3.60% due
                                  11/01/2018 (a) ..........................................    4,280,000
                   3,500,000      Graves County, Kentucky IDR (Seaboard Farms Kentucky
                                  Inc. Project) VRDN 3.60% due 12/01/2012 (a) .............    3,500,000
                     600,000      Harvey Brewers Fire Protection District Lease Revenue
                                  (Kentucky Area Development Districts--Series C-1)
                                  VRDN 3.55% due 12/01/2031 (a) ...........................      600,000
                                  Jefferson County, Kentucky Industrial Building Revenue
                                  (Thomas Development Project) VRDN:
                   1,700,000      3.70% due 04/10/2010 (a) ................................    1,700,000
                     970,000      3.70% due 10/01/2011 (a) ................................      970,000
                   5,000,000      Kenton County, Kentucky TAN 3.95% due 06/30/2000 ........    5,006,380
                   5,000,000      Kenton County, Kentucky TRAN 3.75% due 06/30/2000. ......    5,001,584


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

========================================================================================================
                                                                                                Value
                 Face Amount                             Issue                                (Note 1a)
========================================================================================================
Kentucky                          Kentucky Area Development Districts Financing Trust
(continued)                       Lease Program Revenue (Calloway County Fire District)
                                  VRDN:
                 $   850,000      (Series D-1) 3.55% due 12/01/2031 (a) ...................  $  850,000
                     490,000      (Series D-2) 3.55% due 12/01/2031 (a) ...................      490,000
                     365,000      (Series E-1) 3.55% due 12/01/2031 (a) ...................      365,000
                   2,085,000      (Series F-1) 3.55% due 12/01/2031 (a) ...................    2,085,000
                     490,000      (Series F-2) 3.55% due 12/01/2031 (a) ...................      490,000
                                  Kentucky Area Development Districts Financing Trust
                                  Lease Program Revenue (Lyon County Fire District)
                                  VRDN:
                   2,150,000      (Series G-1) 3.55% due 12/01/2031 (a) ...................    2,150,000
                     490,000      (Series G-2) 3.55% due 12/01/2031 (a) ...................      490,000
                   1,020,000      (Series I-1) 3.55% due 12/01/2031 (a) ...................    1,020,000
                     490,000      (Series I-2) 3.55% due 12/01/2031 (a) ...................      490,000
                   1,775,000      Kentucky Area Development Districts Financing Trust Lease
                                  Program Revenue (Symsonia County Fire District--Series
                                  H-1) VRDN 3.55% due 12/01/2031 (a) ......................    1,775,000
                  20,000,000      Kentucky Asset & Liability Commission General Fund
                                  Revenue (Series A) CP 3.65% due 03/02/2000 ..............   20,000,000
                  18,850,000      Kentucky Economic Development Finance Authority
                                  Revenue (Pooled Hospital Loan) VRDN 3.65% due
                                  08/01/2018 (a) ..........................................   18,850,000
                   9,835,000      Kentucky Economic Development Finance Authority
                                  Hospital Facilities Revenue (St. Elizabeth's Medical
                                  Center Inc.) VRDN 3.62% due 05/01/2017 (a) ..............    9,835,000
                  19,700,000      Kentucky State Pollution Abatement and Water Resource
                                  Finance Authority PCR (Toyota Motor) DDN 4.40%
                                  due 08/13/2006 (a) ......................................   19,700,000
                   5,500,000      Middletown, Kentucky Revenue (Christian Academy
                                  Project) VRDN 3.55% due 07/01/2022 (a) ..................    5,500,000
                     220,000      Muhlenberg County, Kentucky Airport District (Financing
                                  Trust Lease Program Revenue--Series B-1) VRDN
                                  3.55% due 12/01/2031 (a) ................................      220,000
                   3,500,000      Shelby County, Kentucky IDR (Truss Co. Inc./Kingbrook
                                  Commerce Park LLC Project) VRDN 3.70% due
                                  06/01/2018 (a) ..........................................    3,500,000
--------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

================================================================================================================
                                                                                                        Value
                     Face Amount                             Issue                                    (Note 1a)
================================================================================================================
Louisiana --                         Calcasieu Parish of Louisiana Inc. IDB Environmental
0.9%                                 Revenue (Citgo Petroleum Corp. Project) DDN:
                     $17,100,000     (Series 94) 3.65% due 12/01/2024 (a) .......................    $17,100,000
                       5,000,000     (Series 96-2) 3.65% due 07/01/2026 (a) .....................      5,000,000
----------------------------------------------------------------------------------------------------------------
Maine --               2,170,000     Gray, Maine Revenue (Advance Realty Project) VRDN
0.7%                                 3.65% due 10/01/2011 (a) ...................................      2,170,000
                       4,500,000     Lewiston, Maine IDR (Diamond Turnpike Association)
                                     VRDN 3.50% due 07/01/2014 (a) ..............................      4,500,000
                         990,000     Lewiston, Maine Revenue (Geiger Brothers Project)
                                     FXRDN 3.90% due 09/01/2004 .................................        990,000
                       3,285,000     Millinocket, Maine IDB Revenue (Gardner Chipmills
                                     Project) VRDN 3.70% due 03/01/2005 (a) .....................      3,285,000
                       1,585,000     Saco, Maine IDR (First Light Technology Project) VRDN
                                     3.70% due 04/01/2007 (a) ...................................      1,585,000
                       4,315,000     Topsham, Maine Revenue (Village Candle Inc.) VRDN
                                     3.70% due 08/01/2013 (a) ...................................      4,315,000
----------------------------------------------------------------------------------------------------------------
Maryland --            1,100,000     Anne Arundel County, Maryland EDR (Atlas Container
0.9%                                 Corp. Project) VRDN 3.70% due 04/01/2006 (a) ...............      1,100,000
                      10,000,000     Gaithersburg, Maryland EDR (Asbury Methodist) VRDN
                                     3.55% due 07/01/2027 (a) ...................................     10,000,000
                      10,000,000     Maryland State Community Development Administrative
                                     Department (Housing & Community Development--
                                     Series G) FXRDN 3.65% due 08/30/2000 .......................     10,000,000
----------------------------------------------------------------------------------------------------------------
Massachusetts --       6,732,000     Attleboro, Massachusetts BAN 3.75% due 07/03/2000 ..........      6,738,921
 6.8%                  7,100,000     Brockton, Massachusetts RAN 3.90% due 08/04/2000 ...........      7,110,374
                      13,647,000     Clipper Tax-Exempt Trust--Massachusetts State
                                     Housing Finance Agency (Series A) VRDN 3.62%
                                     due 09/01/2004 (a) .........................................     13,647,000
                       8,305,000     Clipper Tax-Exempt Trust--Massachusetts State Housing
                                     Finance Agency (Series 98-B) VRDN 3.57% due
                                     07/20/2007 (a) .............................................      8,305,000
                       2,600,000     Greater Attleboro--Taunton Regional Transit Authority
                                     RAN 4.00% due 08/11/2000 ...................................      2,607,810
                       7,500,000     Massachusetts State Health & Educational Facilities
                                     Authority Revenue (Capital Asset Program--Series E)
                                     DDN 3.50% due 01/01/2035 (a) ...............................      7,500,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=========================================================================================================
                                                                                                 Value
                 Face Amount                             Issue                                 (Note 1a)
=========================================================================================================
Massachusetts    $ 2,685,000      Massachusetts State Industrial Finance Agency IDR (Hi-
(continued)                       Tech Mold & Tool) VRDN 3.65% due 06/01/2018 (a) ..........  $ 2,685,000
                   3,000,000      Norwell, Massachusetts BAN 4.50% due 10/18/2000 ..........    3,019,447
                  18,000,000      Pioneer Valley Transit Authority RAN 3.90% due
                                  08/04/2000 ...............................................   18,036,847
                   9,370,000      Pittsfield, Massachusetts BAN 3.25% due 11/23/1999 .......    9,371,011
                   6,000,000      Southeastern Regional Transit Authority RAN 4.10%
                                  due 09/15/2000 ...........................................    6,017,668
                   6,000,000      Springfield, Massachusetts BAN 4.00% due 03/02/2000 ......    6,009,760
                  15,000,000      Westfield, Massachusetts BAN 4.25% due 04/20/2000 ........   15,030,893
                  10,300,000      Whitman-Hanson Regional School District BAN 3.25%
                                  due 04/21/2000 ...........................................   10,302,336
                  20,000,000      Wilmington, Massachusetts BAN 3.50% due 06/29/2000 .......   20,000,000
                  16,100,000      Worcester, Massachusetts BAN 4.40% due 08/30/2000 ........   16,170,881
                  11,900,000      Worcester, Massachusetts Regional Transit Authority
                                  RAN 3.50% due 06/16/2000 .................................   11,900,000
---------------------------------------------------------------------------------------------------------
Michigan --        7,000,000      Dearborn, Michigan Economic Development Corp.
2.4%                              Revenue (Henry Ford Village Inc. Project) VRDN
                                  3.60% due 10/01/2023 (a) .................................    7,000,000
                   5,000,000      Detroit, Michigan Sewer Disposal Revenue (Series A)
                                  VRDN 3.45% due 07/01/2023 (a) ............................    5,000,000
                                  Michigan Municipal Bond Authority RAN:
                   5,000,000      (Series B-1) 4.25% due 08/25/2000 ........................    5,025,514
                   5,000,000      (Series B-2) 4.25% due 08/25/2000 ........................    5,026,698
                   7,500,000      Michigan State Higher Educational Facilities Authority
                                  Revenue (Center Creative Project) VRDN 3.70%
                                  due 12/01/2024 (a) .......................................    7,500,000
                   4,000,000      Michigan State Strategic Fund Limited Obligation
                                  Revenue (FATA Automation Project) VRDN 3.70%
                                  due 10/01/2024 (a) .......................................    4,000,000
                   4,230,000      Michigan State Strategic Fund Limited Obligation
                                  Revenue (Weller Truck Parts Project) VRDN 3.80%
                                  due 10/01/2029 (a) .......................................    4,230,000
                  13,800,000      Michigan State Strategic Fund Limited Obligation
                                  Revenue (Detroit Edison Co.) DDN 3.50% due
                                  09/01/2030 (a) ...........................................   13,800,000
                   5,500,000      Oakland County, Michigan Economic Development Corp.
                                  Limited Obligation Revenue (Su Dan Co. Project)
                                  VRDN 3.70% due 07/01/2024 (a) ............................    5,500,000
---------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

==============================================================================================================
                                                                                                      Value
                    Face Amount                             Issue                                   (Note 1a)
==============================================================================================================
Minnesota --        $ 6,000,000      Minneapolis-St. Paul, Minnesota Housing Finance Board
0.3%                                 Revenue (Series B-2) FXRDN 3.65% due 08/01/2000 ............  $ 6,000,000
--------------------------------------------------------------------------------------------------------------
Mississippi --        9,100,000      Harrison County, Mississippi PCR (E. I. DuPont de
1.1%                                 Nemours Project) DDN 3.50% due 09/01/2010 (a) ..............    9,100,000
                     18,400,000      Mississippi State Hospital Equipment & Facilities
                                     Authority Revenue (North Mississippi Health Services)
                                     CP 3.60% due 11/15/1999 ....................................   18,400,000
--------------------------------------------------------------------------------------------------------------
Missouri --             355,000      Jefferson County, Missouri IDA Revenue (Sinclair & Rush
1.0%                                 Inc. Project) VRDN 3.70% due 11/01/2001 (a) ................      355,000
                      2,175,000      Missouri State Development Finance Board IDR
                                     (Filtration Group Inc.) VRDN 3.70% due
                                     03/01/2012 (a) .............................................    2,175,000
                     20,000,000      Missouri State Health & Higher Educational Facilities
                                     Authority (Washington University--Series 96B) CP
                                     3.65% due 03/01/2000 .......................................   20,000,000
                      1,945,000      Sikeston, Missouri IDA Revenue (Heritage American
                                     Homes LP/North Ridge Homes Inc. Project) VRDN
                                     3.70% due 07/01/2009 (a) ...................................    1,945,000
--------------------------------------------------------------------------------------------------------------
Nevada --            11,290,000      Eagle Tax-Exempt Trust--Clark County, Nevada
1.0%                                 School District (Series 962804) VRDN 3.54%
                                     due 06/15/2015 (a) .........................................   11,290,000
                     13,000,000      Washoe County, Nevada Water Facilities Revenue
                                     (Sierra Pacific Power Co. Project) DDN 3.60%
                                     due 12/01/2020 (a) .........................................   13,000,000
--------------------------------------------------------------------------------------------------------------
New Hampshire --      2,100,000      New Hampshire State Business Finance Authority
0.4%                                 Revenue (Hydra LLC Inc.) VRDN 3.65% due
                                     11/01/2006 (a) .............................................    2,100,000
                      1,090,000      New Hampshire State Business Finance Authority
                                     Revenue (Freed's Bakery Inc. Project) VRDN 3.70%
                                     due 05/02/2011 (a) .........................................    1,090,000
                      6,400,000      New Hampshire State Business Finance Authority
                                     Revenue (Montgomery Wire Corp.) VRDN 3.65%
                                     due 02/01/2014 (a) .........................................    6,400,000
--------------------------------------------------------------------------------------------------------------
New Jersey --        12,180,000      Essex County, New Jersey BAN 4.00% due 08/15/2000 ..........   12,211,916
0.5%
--------------------------------------------------------------------------------------------------------------
New York --           9,500,000      East Meadow, New York United Free School District TAN
2.8%                                 4.00% due 06/28/2000 .......................................    9,528,296


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

========================================================================================================
                                                                                                Value
                 Face Amount                             Issue                                (Note 1a)
========================================================================================================
New York         $ 7,000,000      Gananda Central School District BAN 4.25% due
(continued)                       08/18/2000 ..............................................  $ 7,026,770
                   2,000,000      Garden City, New York United Free School District TAN
                                  4.00% due 06/27/2000 ....................................    2,005,936
                   3,000,000      Mayfield Central School District BAN 4.25% due
                                  06/28/2000 ..............................................    3,007,648
                   8,705,000      New York City, New York Municipal Securities Trust
                                  Receipts (SGA 63) DDN 3.55% due 02/15/2026 (a) ..........    8,705,000
                   6,650,000      New York City, New York (Series B, Subseries B-6)
                                  GO/DDN 3.50% due 08/15/2005 (a) .........................    6,650,000
                  19,400,000      New York State Local Government Assistance Corp.
                                  Municipal Securities Trust (SGA 59) VRDN 3.55%
                                  due 04/01/2019 (a) ......................................   19,400,000
                  10,000,000      Sachem Central School District TAN 4.00% due
                                  06/29/2000 ..............................................   10,029,249
--------------------------------------------------------------------------------------------------------
Ohio --            6,855,000      Akron, Ohio Metropolitan Housing Authority Facilities
12.6%                             Revenue (Administration Building Project) VRDN
                                  3.57% due 04/01/2018 (a) ................................    6,855,000
                  17,300,000      Avon Lake, Ohio City School District BAN 3.90% due
                                  12/21/1999 ..............................................   17,307,650
                  10,532,000      Cincinnati, Ohio City School District BAN 4.18% due
                                  09/14/2000 ..............................................   10,565,492
                   6,500,000      Clinton County, Ohio Hospital Revenue (Hospital Capital
                                  Inc.) VRDN 3.60% due 07/01/2029 (a) .....................    6,500,000
                   4,000,000      Cuyahoga County, Ohio IDR (Motch Corp. Project)
                                  VRDN 3.70% due 02/01/2003 (a) ...........................    4,000,000
                  26,600,000      Cuyahoga County, Ohio Hospital Revenue (The Cleveland
                                  Clinic) DDN 3.60% due 01/01/2026 (a) ....................   26,600,000
                   3,500,000      Eagle Tax-Exempt Trust--Ohio Water Development
                                  Authority (Ohio Edison) VRDN 3.54% due
                                  07/01/2015 (a) ..........................................    3,500,000
                   4,800,000      Eagle Tax-Exempt Trust--Ohio Edison (Series 953509)
                                  VRDN 3.54% due 07/01/2015 (a) ...........................    4,800,000
                  15,000,000      Eagle Tax-Exempt Trust--Cleveland Water (Series
                                  983501) VRDN 3.54% due 01/01/2025 (a) ...................   15,000,000
                  22,065,000      Eagle Tax-Exempt Trust--Ohio State Turnpike Revenue
                                  (Series 983502) VRDN 3.54% due 02/15/2020 (a) ...........   22,065,000
                   5,175,000      Franklin County, Ohio M/F Revenue (Community
                                  Housing Network) VRDN 3.55% due 03/01/2027 (a) ..........    5,175,000
                   4,900,000      Gates Mills, Ohio BAN 3.50% due 11/18/1999 ..............    4,900,663


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=========================================================================================================
                                                                                                 Value
                 Face Amount                             Issue                                 (Note 1a)
=========================================================================================================
Ohio             $ 8,750,000      Hamilton County, Ohio Hospital Facilities Revenue
(continued)                       (Children's Hospital Medical Center) VRDN 3.50%
                                  due 05/15/2017 (a) .......................................  $ 8,750,000
                  12,000,000      Hamilton, Ohio City School District BAN 4.20% due
                                  12/22/1999 ...............................................   12,011,471
                   5,000,000      Indian Hill, Ohio EDR (Cincinnati Country Day School)
                                  VRDN 3.50% due 05/01/2019 (a) ............................    5,000,000
                   9,400,000      Lorain County, Ohio Hospital Revenue (Catholic Health
                                  Care) CP 3.39% due 11/15/1999 ............................    9,400,000
                   5,000,000      Lorain County, Ohio Independent Living Facilities
                                  Revenue (Elyria United Methodist Project) VRDN
                                  3.55% due 06/01/2022 (a) .................................    5,000,000
                   4,285,000      Lucas-Beacon Place Housing Development Corp. M/F
                                  Revenue (Beacon Place Apartments Project) FXRDN
                                  3.85% due 09/15/2006 .....................................    4,285,000
                   4,000,000      Lucas County, Ohio Metropolitan Sewer & Water District
                                  BAN 4.28% due 10/19/2000 .................................    4,014,081
                   6,860,000      Mahoning County, Ohio Health Care Facilities Revenue
                                  (Shepherd of the Valley Lutheran Home & Retirement
                                  Center) VRDN 3.55% due 09/01/2020 (a) ....................    6,860,000
                   5,465,000      Mahoning County, Ohio Health Care Facilities Revenue
                                  (Shepherds Woods Project) VRDN 3.55% due
                                  09/01/2022 (a) ...........................................    5,465,000
                   4,950,000      Marion, Ohio BAN 3.53% due 12/15/1999 ....................    4,951,038
                   7,100,000      Medina County, Ohio Housing Revenue (The Oaks at
                                  Medina Project) VRDN 3.55% due 12/01/2023 (a) ............    7,100,000
                   3,045,000      Mentor, Ohio IDR (Risch Investments/Roll-Kraft Project)
                                  VRDN 3.70% due 08/01/2017 (a) ............................    3,045,000
                  13,470,000      Middleburg Heights, Ohio Hospital Revenue (Southwest
                                  General Health) VRDN 3.50% due 08/15/2022 (a) ............   13,470,000
                                  Montgomery County, Ohio Revenue (Miami Valley
                                  Hospital--Series B) CP:
                  12,600,000      3.55% due 11/10/1999 .....................................   12,600,000
                   5,300,000      3.55% due 01/27/2000 .....................................    5,300,000
                  25,450,000      3.80% due 02/07/2000 .....................................   25,450,000
                   4,370,000      North Ridgeville, Ohio BAN 4.15% due 10/19/2000 ..........    4,380,129
                   5,000,000      Ohio State Housing Finance Agency Mortgage Revenue--
                                  Residential (Series A-2) FXRDN 3.05% due 03/01/2000           5,000,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=========================================================================================================
                                                                                                 Value
                   Face Amount                           Issue                                 (Note 1a)
=========================================================================================================
Ohio               $ 3,000,000      Ohio State Solid Waste Revenue (BP Exploration & Oil
(continued)                         Project) DDN 3.60% due 02/01/2033 (a) ..................  $ 3,000,000
                     4,000,000      Ontario County, Ohio BAN 4.20% due 10/26/2000 ..........    4,009,443
                     3,755,000      Ottawa County, Ohio IDR (Adrian Sand & Stone Inc.
                                    Project) VRDN 3.70% due 10/01/2008 (a) .................    3,755,000
                     2,500,000      Sheffield, Ohio GO 3.60% due 05/18/2000 ................    2,500,000
                                    Trumbull County, Ohio BAN:
                     7,100,000      (Series 1) 4.00% due 04/13/2000 ........................    7,120,156
                     5,100,000      (Series 2) 4.20% due 07/27/2000 ........................    5,110,787
                     6,500,000      Willoughby, Ohio IDR (Kennedy Group Inc. Project)
                                    VRDN 3.70% due 09/01/2018 (a) ..........................    6,500,000
                     1,980,000      Wood County, Ohio IDR (GHT Property Management
                                    LLC Project) VRDN 3.70% due 08/01/2019 (a) .............    1,980,000
---------------------------------------------------------------------------------------------------------
Oklahoma --         20,000,000      Oklahoma State Development Finance Authority Revenue
0.8%                                (Oklahoma Hospital Association--Series A) VRDN
                                    3.60% due 06/01/2029 (a) ...............................   20,000,000
---------------------------------------------------------------------------------------------------------
Oregon --            3,972,400      Oregon State EDR (Sheffer Corp. Project--Series 185)
0.6%                                VRDN 3.50% due 12/01/2013 (a) ..........................    3,972,400
                     4,790,000      Oregon State EDR (Kettle Foods Project--Series 186)
                                    VRDN 3.55% due 12/01/2018 (a) ..........................    4,790,000
                     6,000,000      Oregon State Housing & Community Services Department
                                    Mortgage Revenue (Single Family Mortgages--Series K)
                                    FXRDN 3.58% due 08/17/2000 .............................    6,000,000
---------------------------------------------------------------------------------------------------------
Pennsylvania --      1,200,000      Allegheny County, Pennsylvania IDA Revenue (Parkway
3.1%                                Center Project) VRDN 3.50% due 05/01/2009 (a) ..........    1,200,000
                    24,660,000      Dauphin County, Pennsylvania General Authority
                                    Revenue (School District Pooled Financing) VRDN
                                    3.55% due 09/01/2032 (a) ...............................   24,660,000
                     8,600,000      Emmaus, Pennsylvania General Authority Revenue (Series
                                    F-1) VRDN 3.55% due 03/01/2024 (a) .....................    8,600,000
                    38,580,000      Montgomery County, Pennsylvania Higher Education &
                                    Health Authority Revenue (Higher Education & Health
                                    Loan) VRDN 3.60% due 08/01/2021 (a) ....................   38,580,000
                     2,500,000      Montgomery County, Pennsylvania Higher Education &
                                    Health Authority Revenue (Philadelphia Presbytery)
                                    VRDN 3.60% due 07/01/2025 (a) ..........................    2,500,000
---------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===========================================================================================================
                                                                                                   Value
                     Face Amount                           Issue                                 (Note 1a)
===========================================================================================================
Rhode Island --      $ 5,500,000      Rhode Island State Health & Educational Building Corp.
0.7%                                  Revenue (La Salle Academy) VRDN 3.65% due
                                      03/01/2029 (a) .........................................  $ 5,500,000
                       2,660,000      Rhode Island State Housing & Mortgage Finance Corp.
                                      (Smith Building Development Corp.) VRDN 3.80%
                                      due 12/01/2028 (a) .....................................    2,660,000
                       2,500,000      Rhode Island State Industrial Facilities Corporation IDR
                                      (Capital Development Corp. Project) VRDN 3.55%
                                      due 11/01/2005 (a) .....................................    2,500,000
                       5,000,000      Rhode Island State Resource Recovery Corp. (Landfill
                                      Lease) GO 4.00% due 07/28/2000 .........................    5,014,240
-----------------------------------------------------------------------------------------------------------
South Carolina --                     Berkeley County, South Carolina Exempt Facilities IDR
1.2%                                  (Amoco Chemical Co. Project) DDN:
                       9,800,000      3.60% due 04/01/2027 (a) ...............................    9,800,000
                       8,500,000      3.60% due 04/01/2028 (a) ...............................    8,500,000
                       2,500,000      South Carolina Economic Development Authority EDR
                                      (Parkway Products Inc. Project) VRDN 3.60% due
                                      11/01/2007 (a) .........................................    2,500,000
                       7,085,000      South Carolina Economic Development Authority IDR
                                      (Core Materials Corp. Project) VRDN 3.70% due
                                      04/01/2013 (a) .........................................    7,085,000
-----------------------------------------------------------------------------------------------------------
Tennessee --           4,000,000      Coffee County, Tennessee Industrial Board Inc. IDR
3.4%                                  (Hillsdale Tool & Manufacturing Co. Project) VRDN
                                      3.70% due 06/01/2017 (a) ...............................    4,000,000
                      19,775,000      Johnson City, Tennessee Municipal Securities Trust
                                      (SGA 45) DDN 3.55% due 05/01/2021 (a) ..................   19,775,000
                      35,000,000      Knox County, Tennessee Health, Educational & Housing
                                      Facilities Board Revenue (THA Solutions Group Inc.
                                      Project) VRDN 3.60% due 05/01/2029 (a) .................   35,000,000
                       9,500,000      Memphis & Shelby County, Tennessee Industrial Board
                                      PCR (Birmingham Steel Corp. Project) VRDN 3.70%
                                      due 10/01/2026 (a) .....................................    9,500,000
                       6,695,000      Montgomery County, Tennessee Public Building Authority
                                      (Pooled Financing Revenue) VRDN 3.60% due
                                      07/01/2015 (a) .........................................    6,695,000
                       4,300,000      Nashville & Davidson County, Tennessee IDB
                                      Revenue (Gibson Guitar Project) VRDN 3.65% due
                                      03/01/2011 (a) .........................................    4,300,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=========================================================================================================
                                                                                                 Value
                 Face Amount                           Issue                                   (Note 1a)
=========================================================================================================
Tennessee        $ 2,600,000      Nashville & Davidson County, Tennessee IDB Revenue
(continued)                       (Hickory M/F Housing Revenue) VRDN 3.55% due
                                  06/01/2015 (a) ...........................................  $ 2,600,000
---------------------------------------------------------------------------------------------------------
Texas --          13,884,000      ABN-AMRO Muni Tops--Texas A&M University Revenue
12.8%                             (Series 995) FXRDN 3.60% due 05/17/2000 ..................   13,884,000
                  20,000,000      ABN-AMRO Muni Tops--Dallas, Texas Waterworks &
                                  Sewer Systems Revenue (Series 9819) VRDN 3.63%
                                  due 07/04/2007 (a) .......................................   20,000,000
                   9,000,000      ABN-AMRO Muni Tops--San Antonio, Texas Electric &
                                  Gas Revenue (Series 9822) VRDN 3.63% due
                                  01/02/2007 (a) ...........................................    9,000,000
                   9,400,000      Brazos River Authority PCR (Texas Utilities Electric Co.)
                                  DDN 3.60% due 04/01/2030 (a) .............................    9,400,000
                   9,000,000      Brazos River, Texas Harbor Naval District (Brazoria
                                  County Environmental Facilities Revenue Joint Venture
                                  Project) DDN 3.65% due 09/01/2018 (a) ....................    9,000,000
                                  Gulf Coast IDA, Solid Waste Disposal Revenue
                                  (Citgo Petroleum Corp. Project) DDN:
                   9,800,000      (Series 95) 3.65% due 05/01/2025 (a) .....................    9,800,000
                   2,100,000      (Series 94) 3.65% due 04/01/2026 (a) .....................    2,100,000
                  15,000,000      (Series 98) 3.65% due 04/01/2028 (a) .....................   15,000,000
                  22,600,000      Gulf Coast Waste Disposal Authority PCR & Solid Waste
                                  Disposal Revenue (Amoco Oil Co. Project) DDN
                                  3.60% due 05/01/2024 (a) .................................   22,600,000
                  12,800,000      Houston, Texas Water & Sewer Systems Revenue
                                  Municipal Securities Trust (Series SGA 73) VRDN
                                  3.55% due 12/01/2023 (a) .................................   12,800,000
                   7,900,000      Lower Neches Valley Authority IDC Exempt Facilities
                                  Revenue (Mobil Oil Refining Corp. Project) DDN
                                  3.60% due 03/01/2029 (a) .................................    7,900,000
                   4,000,000      Mesquite, Texas IDR (Morrison Products) VRDN 3.70%
                                  due 01/10/2010 (a) .......................................    4,000,000
                   6,800,000      Midlothian, Texas IDC Exempt Facilities Revenue
                                  (Texas Industries Inc. Project) DDN 3.60% due
                                  05/01/2029 (a) ...........................................    6,800,000
                   1,440,000      Montgomery County, Texas IDC Revenue
                                  (Sawyer Research Products Inc.) VRDN 3.70% due
                                  02/04/2015 (a) ...........................................    1,440,000
                  12,000,000      North Central Texas Health Facility (Methodist Hospital
                                  of Dallas--Series 1998) CP 3.55% due 12/14/1999 ..........   12,000,000


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

======================================================================================================
                                                                                              Value
                 Face Amount                           Issue                                (Note 1a)
======================================================================================================
Texas            $ 4,800,000      Port Corpus Christi, Texas IDC Sewer & Solid Waste
(continued)                       Disposal Revenue (Citgo Petroleum Corp. Project)
                                  DDN 3.65% due 04/01/2026 (a) ..........................  $ 4,800,000
                   4,600,000      Port Corpus Christi, Texas IDC Environmental Facilities
                                  Revenue (Citgo Petroleum Corp. Project) DDN 3.65%
                                  due 08/01/2028 (a) ....................................    4,600,000
                                  Texas Municipal Power Agency Revenue CP:
                  18,000,000      3.60% due 01/28/2000 ..................................   18,000,000
                  19,200,000      3.55% due 02/14/2000 ..................................   19,200,000
                  23,700,000      3.75% due 03/13/2000 ..................................   23,700,000
                  80,000,000      Texas State TRAN 4.50% due 08/31/2000 .................   80,507,075
------------------------------------------------------------------------------------------------------
Utah --                           Intermountain Power Agency Power Supply Revenue CP:
1.9%              22,000,000      (Series B-2) 3.70% due 11/09/1999 .....................   22,000,000
                  10,000,000      (Series B-4) 3.50% due 01/27/2000 .....................   10,000,000
                  13,400,000      (Series B-3) 3.50% due 01/28/2000 .....................   13,400,000
------------------------------------------------------------------------------------------------------
Vermont --         5,000,000      Vermont Housing Finance Agency (Series 11B) FXRDN
0.3%                              3.70% due 09/07/2000 ..................................    5,000,000
                   2,300,000      Vermont IDA Revenue (Burlington Project) VRDN 3.50%
                                  due 12/01/2011 (a) ....................................    2,300,000
------------------------------------------------------------------------------------------------------
Virginia --        2,100,000      Brunswick County, Virginia IDA Exempt Facilities
1.7%                              Revenue (Aegis Waste Solutions Inc.) VRDN 3.60%
                                  due 01/01/2017 (a) ....................................    2,100,000
                  18,750,000      Dinwiddie County, Virginia IDA Exempt Facilities
                                  Revenue (Chaparral East Project) DDN 3.60% due
                                  09/01/2028 (a) ........................................   18,750,000
                  19,500,000      Dinwiddie County, Virginia IDA Exempt Facilities
                                  Revenue (Chaparral Steel Project) DDN 3.60% due
                                  08/01/2029 (a) ........................................   19,500,000
------------------------------------------------------------------------------------------------------
Washington --     26,745,000      Eagle Tax-Exempt Trust--Port of Seattle, Washington
2.2%                              Passenger Facility Charge (Series 984705) VRDN
                                  3.54% due 12/01/2019 (a) ..............................   26,745,000
                  14,680,000      Eagle Tax-Exempt Trust--Washington State Public Power
                                  Supply System (Nuclear Project Number 1-- Series
                                  964702) VRDN 3.54% due 07/01/2011 (a) .................   14,680,000
                  11,260,000      King County, Washington Municipal Securities Trust
                                  Receipts (Series SGA 19) VRDN 3.55% due
                                  01/01/2027 (a) ........................................   11,260,000
------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

=================================================================================================================
                                                                                                         Value
                     Face Amount                           Issue                                       (Note 1a)
=================================================================================================================
West Virginia --     $10,000,000     ABN-AMRO Muni Tops--State of West Virginia VRDN
0.4%                                 3.50% due 06/06/2007 (a) ....................................    $10,000,000
-----------------------------------------------------------------------------------------------------------------
Wisconsin --           1,210,000     Appleton, Wisconsin IDR (Valley Packaging Industries
3.4%                                 Inc. Project) VRDN 3.55% due 02/01/2011 (a) .................      1,210,000
                                     Deerfield, Wisconsin IDR (Interpane Coatings Project)
                                     VRDN:
                       1,100,000     3.60% due 05/01/2003 (a) ....................................      1,100,000
                       1,635,000     3.70% due 05/01/2003 (a) ....................................      1,635,000
                       2,220,000     Milwaukee, Wisconsin Redevelopment Authority
                                     Revenue (Jensar Corp. Project) VRDN 3.70% due
                                     03/01/2007 (a) ..............................................      2,220,000
                       8,515,000     Monroe, Wisconsin School District BAN 3.55% due
                                     12/01/1999 ..................................................      8,516,277
                       6,000,000     Oshkosh, Wisconsin Area School District TRAN 4.00%
                                     due 08/23/2000 ..............................................      6,013,121
                         970,000     Oshkosh, Wisconsin IDR (Automatic Handling Inc.)
                                     VRDN 3.70% due 06/01/2006 (a) ...............................        970,000
                         500,000     Plymouth, Wisconsin IDR (Great Lakes Cheese Inc.
                                     Project) VRDN 3.65% due 08/01/2024 (a) ......................        500,000
                       8,900,000     Racine, Wisconsin United School District TRAN 3.75%
                                     due 07/06/2000 ..............................................      8,911,610
                       5,000,000     Sturtevant, Wisconsin IDR (Andis Co. Project--Series A)
                                     VRDN 3.65% due 12/01/2016 (a) ...............................      5,000,000
                       4,100,000     Verona, Wisconsin Area School District TRAN 4.00%
                                     due 08/25/2000 ..............................................      4,108,385
                      25,000,000     Wisconsin State (Series A) CP 3.70% due 02/09/2000 ..........     25,000,000
                       5,800,000     Wisconsin State Public Power Inc. Systems Revenue
                                     Municipal Trust Receipts (Series SGA 2) VRDN 3.55%
                                     due 07/01/2021 (a) ..........................................      5,800,000
                      10,338,000     Wisconsin State Transportation Revenue (Series A) CP
                                     3.50% due 01/27/2000 ........................................     10,338,000
-----------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Schedule of Investments -- Continued
October 31, 1999 (Unaudited)

===========================================================================================================
                                                                                                 Value
              Face Amount                           Issue                                      (Note 1a)
===========================================================================================================
Wyoming --                     Laramie County, Wyoming IDR (Cheyenne Light Fuel &
1.4%                           Power Co.) VRDN:
              $ 3,500,000      (Series 97-B) 3.65% due 09/01/2021 (a) ....................   $    3,500,000
                5,000,000      (Series 97-A) 3.65% due 03/01/2027 (a) ....................        5,000,000
               24,200,000      Sweetwater County, Wyoming PCR (Idaho Power Co.
                               Project--Series B) DDN 3.55% due 07/15/2026 (a) ...........       24,200,000
-----------------------------------------------------------------------------------------------------------
                               Total Investments (Cost $2,381,400,914) -- 99.1% ..........    2,381,400,914
-----------------------------------------------------------------------------------------------------------
                               Other Assets Less Liabilities -- 0.9% .....................       21,053,903
-----------------------------------------------------------------------------------------------------------
                               Net Assets -- Equivalent to $1.00 Per Share on
                               2,402,478,074 Shares of Beneficial Interest
                               Outstanding -- 100.0% .....................................   $2,402,454,817
===========================================================================================================

(a) The interest rate is subject to change periodically based on a certain index. The rates shown are those in effect at October 31, 1999. For variable rate demand instruments, the next coupon date on which the interest is to be adjusted is deemed the maturity date for valuation.

*Cost for federal income tax purposes.


--------------------------------------------------------------------------------
Portfolio Abbreviations for Merrill Lynch Institutional Tax-Exempt Fund

BAN     Bond Anticipation Notes        GO    General Obligation                   PCR    Pollution Control Revenue
CP      Commercial Paper               IDA   Industrial Development Authority     RAN    Revenue Anticipation Notes
DDN     Daily Demand Notes             IDB   Industrial Development Board         TAN    Tax Anticipation Notes
EDR     Economic Development Revenue   IDC   Industrial Development Corporation   TRAN   Tax and Revenue Anticipation Notes
FXRDN   Fixed Rate Demand Notes        IDR   Industrial Development Revenue       VRDN   Variable Rate Demand Notes
                                       M/F   Multi-Family
---------------------------------------------------------------------------------------------------------------------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Assets and Liabilities
October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Assets:
Investments, at amortized cost and value (Note 1a) ................................  $2,381,400,914
Cash ..............................................................................       1,428,260
Interest receivable ...............................................................      15,987,518
Receivable for investments sold ...................................................       4,392,000
Prepaid expenses ..................................................................          15,808
                                                                                     --------------
   Total assets ...................................................................   2,403,224,500
                                                                                     --------------
Liabilities:
Advisory fee payable (Note 2) .....................................................         404,769
Accrued expenses ..................................................................         242,128
Dividends payable .................................................................         122,786
                                                                                     --------------
   Total liabilities ..............................................................         769,683
                                                                                     --------------
Net Assets: (Equivalent to $1.00 per share, offering and redemption price, based on
 2,402,478,074 shares of beneficial interest outstanding) .........................  $2,402,454,817
                                                                                     ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statement of Operations
For the Six Months Ended October 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Investment Income:
Interest and discount earned (Note 1d) ............................     $37,835,219
                                                                        -----------
Expenses:
Investment advisory fee (Note 2) ................     $ 4,885,351
Registration fees ...............................         323,284
Dividend and transfer agency fees ...............          85,334
Accounting and custodian services ...............          78,684
Legal and audit fees ............................          14,337
Printing and shareholder reports ................           8,420
Trustees' fees (Note 5) .........................           7,888
Insurance .......................................           4,378
Miscellaneous ...................................           4,000
                                                      -----------
     Total expenses .............................       5,411,676
Waived investment advisory fee (Note 2) .........      (2,663,158)        2,748,518
                                                      -----------       -----------
     Net investment income ........................................      35,086,701
Net realized gain from investment transactions ....................         118,062
                                                                        -----------
Net Increase in Net Assets Resulting From Operations ..............     $35,204,763
                                                                        ===========


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Statements of Changes in Net Assets (Unaudited)

                                                                               Six Months             Year
                                                                                  Ended              Ended
                                                                            October 31, 1999     April 30, 1999
===============================================================================================================
Increase in Net Assets:

Operations:

Net investment income ..................................................     $   35,086,701      $   63,764,839
Net realized gain (loss) from investment transactions ..................            118,062                (538)
                                                                             --------------      --------------
Net increase in net assets resulting from operations ...................         35,204,763          63,764,301
Total declared as dividends to shareholders (Note 4) ...................        (35,110,140)        (63,752,758)
Capital share transactions (Note 3) ....................................        449,285,295         148,621,747
                                                                             --------------      --------------
Net increase in net assets .............................................        449,379,918         148,633,290

Net Assets:

Beginning of period ....................................................      1,953,074,899       1,804,441,609
                                                                             --------------      --------------
End of period, including undistributed net investment income of $111,161 and $134,601 and accumulated capital losses of $134,418 and $252,480
respectively (Note 1g and Note 4) ......................................     $2,402,454,817      $1,953,074,899
                                                                             ==============      ==============

--------------------------------------------------------------------------------
Merrill Lynch Institutional Tax-Exempt Fund
Financial Highlights (Unaudited)

                                                     Six Months
                                                        Ended
                                                     October 31,
                                                        1999
--------------------------------------------------------------------
Net Asset Value, beginning of period ..........           $1.00
 Net investment income ........................             .02
 Dividends from net investment income .........            (.02)
                                                          -----
Net Asset Value, end of period ................           $1.00
                                                          =====
Total Return ..................................            1.60%(1)
Ratios/Supplemental Data:
  Net Assets, end of period (000) .............      $2,402,455
 Ratio of expenses to average net assets
  (before waiver) .............................             .49%(2)
 Ratio of expenses to average net assets
  (after waiver) ..............................             .25%(2)
 Ratio of net investment income, to average
  net assets (before waiver) ..................            2.92%(2)
 Ratio of net investment income, to average
  net assets (after waiver) ...................            3.16%(2)

                                                                          Year Ended April 30,
                                                  ------------------------------------------------------------------
                                                     1999           1998           1997          1996         1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, beginning of period ..........        $1.00          $1.00          $1.00        $1.00        $1.00
 Net investment income ........................          .03            .04            .03          .04          .03
 Dividends from net investment income .........         (.03)          (.04)          (.03)        (.04)        (.03)
                                                       -----          -----          -----        -----        -----
Net Asset Value, end of period ................        $1.00          $1.00          $1.00        $1.00        $1.00
                                                       =====          =====          =====        =====        =====
Total Return ..................................         3.22%          3.59%          3.41%        3.68%        3.20%
Ratios/Supplemental Data:
  Net Assets, end of period (000) .............   $1,953,075     $1,804,442     $1,003,655     $667,205     $403,903
 Ratio of expenses to average net assets
  (before waiver) .............................          .49%           .49%           .52%         .54%         .56%
 Ratio of expenses to average net assets
  (after waiver) ..............................          .24%           .24%           .27%         .29%         .31%
 Ratio of net investment income, to average
  net assets (before waiver) ..................         2.92%          3.28%          3.12%        3.35%        2.90%
 Ratio of net investment income, to average
  net assets (after waiver) ...................         3.17%          3.53%          3.37%        3.60%        3.15%

(1) Cumulative total return
(2) On an annualized basis


See Notes to Financial Statements.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements (Unaudited)
================================================================================

1. Significant Accounting Policies

Merrill Lynch Funds For Institutions Series (the "Trust") was organized as a Massachusetts business trust on May 7, 1987, and is registered under the Investment Company Act of 1940 as a diversified, open-end management company. On June 15, 1998, Merrill Lynch Rated Institutional Fund commenced operations as a separate series of the Trust. On January 27, 1997, Merrill Lynch Premier Institutional Fund commenced operations as a separate series of the Trust. The Trust has a fiscal year end of April 30. The following is a summary of significant accounting policies consistently followed by the Trust in conformity with generally accepted accounting principles.

 (a) The value of the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Fund portfolio securities is determined on the basis of fair value as determined in good faith by the Trustees of the Trust. In determining fair value, securities for which market quotations are readily available are valued at market value. Other securities, if any, are valued at their fair value in the best judgment of Fund Asset Management, L.P., ("FAM") under procedures established by, and under the supervision of, the Trustees. Securities with remaining maturities of 60 days or less are valued by use of the amortized cost method. Institutional Tax-Exempt Fund's portfolio securities are carried at amortized cost which approximates market value.

 For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is deemed to be the demand notice payment period.

 (b) It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

 (c) Realized gains and losses on investments are computed on the basis of identified cost of the security sold.

 (d) Security transactions are accounted for on the date the securities are purchased or sold (the trade date). Interest income (after adjustment for amortization of premium or accretion of discount) is recorded as earned.

 (e) Prepaid registration fees are charged to income as the related shares are sold.

 (f) Repurchase agreements--The Premier Institutional Fund, the Institutional Fund, the Rated Institutional Fund and the Government Fund invest in U.S. Government & Agency securities pursuant to repurchase agreements with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. Under such agreements, the bank or primary dealer agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities daily and, if necessary, receives additional securities to ensure that the contract is adequately collateralized.

 (g) During the year ended April 30, 1999, Merrill Lynch Institutional Tax-Exempt Fund reclassified amounts to reflect a decrease of $12,081 in both accumulated capital losses and undistributed net investment income as a result of permanent differences arising from different treatments of market discount for book and tax purposes.

2. Investment Advisory Fees and Other
Transactions with Affiliates

FAM, a subsidiary of Merrill Lynch & Co., Inc., provides investment advisory and corporate administrative services to the Trust for a fee, subject to certain limitations, at the following annual rates:

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

                                Percentage of Average Daily Net Assets
                               -----------------------------------------
Premier Institutional
Fund .......................    .15%

Institutional Fund .........    .40% up to and including $250,000,000
                               plus .375% over $250,000,000 up to and
                                including $500,000,000
                               plus .35% over $500,000,000 up to and
                                including $750,000,000
                               plus .325% over $750,000,000
Rated Institutional
Fund .......................    .20%

Government Fund
and Treasury Fund ..........    .35% up to and including $500,000,000
                               plus .335% over $500,000,000 up to and
                                including $750,000,000
                               plus .32% over $750,000,000 up to and
                                including $1,000,000,000
                               plus .30% over $1,000,000,000

Institutional
Tax-Exempt Fund ............    .45% up to and including $1,500,000,000
                               plus .425% over $1,500,000,000 up to and
                                including $2,000,000,000
                               plus .40% over $2,000,000,000

 During its initial offering period, FAM agreed to waive a portion of its advisory fee for the Rated Institutional Fund. For the period ended April 30, 1999, the effective fee payable to FAM was 0.16% of the Fund's average daily assets. FAM has agreed to waive a portion of its advisory fees for the Institutional, Government, Treasury and Tax-Exempt Funds. The effective fee payable to FAM will be at the annual rate of 0.20% of each Fund's average daily net assets. FAM may discontinue waiver of the fee in whole or in part at any time without notice

 For the period ended October 31, 1999, FAM waived a portion of its fees amounting to $5,405,879 for the Institutional Fund, $1,464,460 for the Government Fund, $512,188 for the Treasury Fund and $2,663,158 for the Institutional Tax-Exempt Fund.

 All officers and certain trustees of the Trust are affiliated with Merrill Lynch & Co., Inc.

3. Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest in the Premier Institutional Fund, Institutional Fund, Rated Institutional Fund, Government Fund and Treasury Fund ($.01 par value) and Institutional Tax-Exempt Fund ($.10 par value) of a single class. At October 31, 1999, capital paid-in aggregated $10,805,200,847 for Premier Institutional Fund, $8,314,385,776 for Institutional Fund, $350,842,003 for Rated Institutional Fund, $2,485,683,645 for Government Fund, $634,240,913 for Treasury Fund and $2,402,478,074 for Institutional Tax-Exempt Fund. Transactions in shares at a constant net asset value of $1.00 per share were as follows:

                                              Period               Year
                                               Ended               Ended
                                            October 31,          April 30,
Premier Institutional Fund                     1999                1999
--------------------------                --------------     ---------------
Shares sold ...........................   56,648,657,352     118,945,464,135
Shares issued to shareholders
 in reinvestment of dividends .........      220,857,616         383,116,366
                                          --------------     ---------------
  Total ...............................   56,869,514,968     119,328,580,501
Shares redeemed .......................   56,694,182,954     115,344,184,289
                                          --------------     ---------------
  Net increase ........................      175,332,014       3,984,396,212
                                          ==============     ===============

                                              Period               Year
                                               Ended              Ended
                                            October 31,         April 30,
Institutional Fund                             1999                1999
------------------                        --------------     --------------
Shares sold ...........................   18,967,005,996     44,168,257,580
Shares issued to shareholders
 in reinvestment of dividends .........      189,221,836        364,014,371
                                          --------------     --------------
  Total ...............................   19,156,228,832     44,532,271,951
Shares redeemed .......................   18,903,587,074     43,844,221,739
                                          --------------     --------------
  Net increase ........................      252,640,758        688,050,212
                                          ==============     ==============

                                             Period              Period
                                              Ended               Ended
                                           October 31,          April 30,
Rated Institutional Fund                      1999                1999
------------------------                  -----------------   -------------
Shares sold ...........................   1,626,718,289       4,497,694,629
Shares issued to shareholders
 in reinvestment of dividends .........      9,189,536           15,592,631
                                          -------------       -------------
  Total ...............................   1,635,907,825       4,513,287,260
Shares redeemed .......................   1,722,734,097       4,075,718,985
                                          -------------       -------------
  Net increase (decrease) .............    (86,826,272)         437,568,275
                                          =============       =============

 Prior to June 15, 1998 (commencement of operations) there were 100,000 shares of beneficial interest outstanding which were owned by FAM.

--------------------------------------------------------------------------------
Merrill Lynch Funds For Institutions Series
Notes to Financial Statements -- Continued (Unaudited)
================================================================================

                                              Period               Year
                                              Ended               Ended
                                           October 31,          April 30,
Government Fund                                1999                1999
---------------                           -------------       --------------
Shares sold ...........................   6,101,514,821       14,384,418,297
Shares issued to shareholders
 in reinvestment of dividends .........     58,993,498           115,470,085
                                          -------------       --------------
  Total ...............................   6,160,508,319       14,499,888,382
Shares redeemed .......................   6,311,618,418       13,977,888,964
                                          -------------       --------------
  Net increase (decrease) .............   (151,110,099)          521,999,418
                                          =============       ==============

                                            Period               Year
                                             Ended               Ended
                                          October 31,          April 30,
Treasury Fund                                1999                1999
-------------                             -----------        --------------
Shares sold ...........................   846,222,959        3,344,371,792
Shares issued to shareholders
 in reinvestment of dividends .........    15,435,134          33,682,662
                                          -----------        -------------
  Total ...............................   861,658,093        3,378,054,454
Shares redeemed .......................   907,801,883        3,455,926,782
                                          -----------        -------------
  Net decrease ........................   (46,143,790)        (77,872,328)
                                          ===========        =============

                                              Period            Year
                                              Ended             Ended
Institutional                              October 31,        April 30,
Tax-Exempt Fund                               1999              1999
---------------                           -------------     -------------
Shares sold ...........................   4,690,802,608     9,221,984,624
Shares issued to shareholders
 in reinvestment of dividends .........      32,628,438        59,822,347
                                          -------------     -------------
  Total ...............................   4,723,431,046     9,281,806,971
Shares redeemed .......................   4,274,145,751     9,133,185,224
                                          -------------     -------------
  Net increase ........................     449,285,295       148,621,747
                                          =============     =============

4. Distributions

The Funds declare dividends daily, pay dividends monthly and automatically reinvest such dividends in additional Fund shares at net asset value, unless shareholders request payment in cash. Dividends for the Premier Institutional, Institutional, Rated Institutional, Government and Treasury Funds are declared from the total net investment income plus or minus realized gains or losses, if any, on investments.

 Dividends for the Institutional Tax-Exempt Fund are declared from net investment income-excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually, after deducting prior years' loss carryovers. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

 At April 30, 1999, the Institutional Tax-Exempt Fund had net capital loss carryovers of $252,269 of which $90,891 expire in the year 2001, $17,520 expire in 2002, $140,040 expire in 2003 and $3,818 expire in 2007.

5. Trustees' Fees

Each Trustee who is not affiliated with the Trust or its adviser is paid an annual fee of $36,000 by the Trust. Trustees' fees are allocated among the six series of the Trust based on the net assets under management.

[Back cover]


ADMINISTRATOR & DISTRIBUTOR
Merrill Lynch Funds Distributor, Inc.
One Financial Center -- 23rd Floor
Boston, Massachusetts 02111

INVESTMENT ADVISER
Fund Asset Management, L.P.
P.O. Box 9011
Princeton, N.J. 08543-9011

CUSTODIAN & TRANSFER AGENT
State Street Bank & Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Each Fund seeks to maintain a consistent $1.00 net asset value per share, although this cannot be assured. An investment in the Funds is neither insured nor guaranteed by the U.S. Government.